UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.9%
		Basic Materials: 0.7%
4,000,000		ArcelorMittal, 5.750%, 03/01/2021	$4,225,000	0.1
1,800,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	1,754,370	0.0
4,028,000		Dow Chemical Co/The, 4.625%, 10/01/2044	4,148,134	0.1
2,742,000		Eastman Chemical Co., 2.700%, 01/15/2020	2,726,573	0.1
4,274,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	4,248,683	0.1
2,663,000		Goldcorp, Inc., 3.700%, 03/15/2023	2,650,250	0.1
1,971,000		International Paper Co., 4.350%, 08/15/2048	1,874,181	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/2023	1,030,000	0.0
1,824,000		PPG Industries, Inc., 3.750%, 03/15/2028	1,833,560	0.0
3,700,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	3,580,852	0.1
			28,071,603	0.7

		Communications: 3.7%
1,127,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	1,114,121	0.0
6,026,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	5,982,073	0.2
6,920,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	6,571,138	0.2
3,500,000	(1)	Amazon.com, Inc., 4.050%, 08/22/2047	3,489,147	0.1
682,000		AT&T, Inc., 4.125%, 02/17/2026	684,373	0.0
8,611,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	8,588,024	0.2
1,364,000		AT&T, Inc., 4.550%, 03/09/2049	1,276,890	0.0
2,889,000		AT&T, Inc., 4.800%, 06/15/2044	2,825,618	0.1
2,364,000		AT&T, Inc., 5.150%, 03/15/2042	2,440,240	0.1
3,343,000	(1)	AT&T, Inc., 5.150%, 11/15/2046	3,423,708	0.1
5,810,000		AT&T, Inc., 5.150%, 02/14/2050	5,881,197	0.2
439,000		AT&T, Inc., 5.450%, 03/01/2047	466,916	0.0
1,349,000		CBS Corp., 4.600%, 01/15/2045	1,308,356	0.0
1,510,000		CBS Corp., 5.500%, 05/15/2033	1,609,575	0.0
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	504,500	0.0
7,311,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	7,334,534	0.2
2,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	2,651,846	0.1
2,598,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	2,657,318	0.1
3,051,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	3,120,840	0.1
1,537,000		Comcast Corp., 3.550%, 05/01/2028	1,513,628	0.0
1,500,000		Comcast Corp., 3.900%, 03/01/2038	1,459,055	0.0
3,580,000		Comcast Corp., 4.250%, 01/15/2033	3,711,785	0.1
3,430,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	3,267,075	0.1
630,000	(1)	Cox Communications, Inc., 2.950%, 06/30/2023	607,897	0.0
1,000,000		CSC Holdings LLC, 5.250%, 06/01/2024	953,750	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/2020	1,002,600	0.0
1,000,000	(2)	DISH DBS Corp., 5.000%, 03/15/2023	906,250	0.0
5,155,000		Level 3 Parent LLC, 5.750%, 12/01/2022	5,164,691	0.1
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	5,080,400	0.1
4,252,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	4,438,866	0.1
575,000		Netflix, Inc., 5.750%, 03/01/2024	599,438	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/2024	$2,817,780	0.1
1,834,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,821,588	0.0
3,325,000	(1)	Sirius XM Radio, Inc., 5.375%, 04/15/2025	3,308,375	0.1
2,910,000	(1)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	2,931,825	0.1
2,380,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	2,411,733	0.1
2,590,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	2,643,190	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,563,877	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,927,637	0.1
4,210,000		Time Warner, Inc., 4.050%, 12/15/2023	4,319,479	0.1
4,333,000		Time Warner, Inc., 5.350%, 12/15/2043	4,631,257	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/2036	1,099,907	0.0
3,030,000		Verizon Communications, Inc., 3.000%, 11/01/2021	3,008,422	0.1
211,000		Verizon Communications, Inc., 4.150%, 03/15/2024	216,749	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 08/10/2033	3,042,418	0.1
8,656,000		Verizon Communications, Inc., 4.812%, 03/15/2039	8,871,027	0.2
3,101,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,136,161	0.1
2,210,000		Viacom, Inc., 4.375%, 03/15/2043	1,984,408	0.1
1,420,000		Viacom, Inc., 5.850%, 09/01/2043	1,550,271	0.0
			144,921,953	3.7

		Consumer, Cyclical: 2.7%
2,005,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,974,925	0.1
3,611,880		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,451,151	0.1
1,131,097		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	1,124,876	0.0
1,750,000		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	1,726,232	0.0
1,750,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,701,400	0.0
1,690,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	1,659,166	0.0
1,110,000	(1)	British Airways 2018-1 Class AA Pass Through Trust, 3.800%, 03/20/2033	1,121,766	0.0
1,142,861		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,157,661	0.0
4,210,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	4,107,129	0.1
2,445,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	2,496,956	0.1
2,960,065		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	3,208,859	0.1
3,230,000		DR Horton, Inc., 4.750%, 02/15/2023	3,391,656	0.1
2,481,000		Ford Motor Co., 5.291%, 12/08/2046	2,431,068	0.1
2,528,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	2,488,183	0.1
1,433,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	1,552,132	0.0
1,400,000	(2)	General Motors Co., 5.400%, 04/01/2048	1,401,372	0.0
1,930,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	1,907,335	0.1
1,765,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,751,624	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,882,567	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
620,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/2027	$597,971	0.0
3,797,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,532,774	0.1
2,396,000		McDonald's Corp., 4.875%, 12/09/2045	2,606,857	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/2043	5,098,751	0.1
3,210,000		MGM Resorts International, 4.625%, 09/01/2026	3,081,600	0.1
4,640,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,499,458	0.1
1,961,000	(2)	Nordstrom, Inc., 4.000%, 03/15/2027	1,912,937	0.1
1,760,000		Nordstrom, Inc., 5.000%, 01/15/2044	1,656,811	0.0
2,710,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	2,629,224	0.1
3,266,000		Royal Caribbean Cruises Ltd., 3.700%, 03/15/2028	3,134,928	0.1
3,369,000		Southwest Airlines Co., 3.450%, 11/16/2027	3,262,038	0.1
1,610,000		Spirit Airlines Pass Through Trust 2017-1A, 3.650%, 08/15/2031	1,592,934	0.0
1,610,000		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,568,322	0.0
3,222,663		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,113,967	0.1
980,000		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	961,215	0.0
2,852,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	2,689,008	0.1
4,189,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,956,092	0.1
1,310,000		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,274,761	0.0
1,185,881		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	1,267,411	0.0
4,469,207		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	4,620,043	0.1
3,410,000	(1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	3,364,260	0.1
4,110,000		Walmart, Inc., 2.350%, 12/15/2022	4,002,078	0.1
2,000,000		WW Grainger, Inc., 4.200%, 05/15/2047	2,009,994	0.1
3,360,000	(1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	3,397,800	0.1
			106,367,292	2.7

		Consumer, Non-cyclical: 4.7%
3,198,000		Abbott Laboratories, 2.800%, 09/15/2020	3,183,570	0.1
2,600,000		Abbott Laboratories, 2.900%, 11/30/2021	2,577,350	0.1
2,668,000		Abbott Laboratories, 4.750%, 11/30/2036	2,878,590	0.1
1,560,000		Abbott Laboratories, 4.900%, 11/30/2046	1,714,238	0.0
6,973,000		AbbVie, Inc., 4.450%, 05/14/2046	6,949,830	0.2
6,000,000		Allergan Funding SCS, 3.800%, 03/15/2025	5,902,500	0.1
1,370,000		Aetna, Inc., 2.800%, 06/15/2023	1,317,449	0.0
1,420,000		Aetna, Inc., 4.500%, 05/15/2042	1,416,293	0.0
6,390,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	6,087,854	0.2
2,500,000		Amgen, Inc., 2.125%, 05/01/2020	2,458,350	0.1
2,000,000		Amgen, Inc., 3.200%, 11/02/2027	1,897,512	0.0
3,535,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	3,746,487	0.1
4,890,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	5,285,277	0.1
3,230,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	3,271,794	0.1
1,953,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,972,004	0.0
1,611,000		Anthem, Inc., 3.650%, 12/01/2027	1,559,552	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	3,861,038	0.1
4,450,000		AstraZeneca PLC, 2.375%, 11/16/2020	4,381,713	0.1
3,510,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	3,387,407	0.1
5,270,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	5,049,829	0.1
2,110,000	(1)	BAT Capital Corp., 4.540%, 08/15/2047	2,091,979	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,800,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	$3,769,065	0.1
3,020,000		Becton Dickinson and Co., 2.894%, 06/06/2022	2,932,160	0.1
6,027,000		Becton Dickinson and Co., 3.700%, 06/06/2027	5,826,188	0.1
2,130,000		Campbell Soup Co., 3.650%, 03/15/2023	2,135,975	0.1
2,130,000		Campbell Soup Co., 4.150%, 03/15/2028	2,110,991	0.1
3,427,000		Cardinal Health, Inc., 2.616%, 06/15/2022	3,315,131	0.1
3,502,000		Cardinal Health, Inc., 3.079%, 06/15/2024	3,344,188	0.1
3,655,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/2021	3,417,425	0.1
1,750,000		Constellation Brands, Inc., 4.100%, 02/15/2048	1,629,719	0.0
5,520,000		CVS Health Corp., 3.125%, 03/09/2020	5,533,316	0.1
3,700,000		CVS Health Corp., 3.700%, 03/09/2023	3,715,456	0.1
3,900,000		CVS Health Corp., 4.100%, 03/25/2025	3,930,043	0.1
3,655,000		CVS Health Corp., 4.300%, 03/25/2028	3,684,832	0.1
2,807,000	(2)	CVS Health Corp., 5.125%, 07/20/2045	3,003,686	0.1
71,518		CVS Pass-Through Trust, 6.943%, 01/10/2030	80,925	0.0
499,000		Envision Healthcare Corp., 5.625%, 07/15/2022	503,740	0.0
3,200,000		Express Scripts Holding Co., 3.000%, 07/15/2023	3,069,340	0.1
1,000,000		HCA, Inc., 5.875%, 03/15/2022	1,056,250	0.0
2,210,000	(1)	Hill-Rom Holdings, Inc., 5.000%, 02/15/2025	2,201,712	0.1
1,182,000		Humana, Inc., 3.150%, 12/01/2022	1,168,335	0.0
3,770,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,744,549	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,122,660	0.1
940,000		Johnson & Johnson, 4.375%, 12/05/2033	1,030,748	0.0
2,964,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,711,018	0.1
2,042,000		Kroger Co/The, 4.450%, 02/01/2047	1,934,853	0.0
2,400,000		Kroger Co/The, 4.650%, 01/15/2048	2,340,536	0.1
2,040,000		Kroger Co/The, 5.150%, 08/01/2043	2,097,899	0.1
1,950,000		McKesson Corp., 3.950%, 02/16/2028	1,928,486	0.0
2,845,000		Medtronic, Inc., 4.375%, 03/15/2035	3,020,011	0.1
1,690,000		Medtronic, Inc., 4.625%, 03/15/2045	1,852,185	0.0
2,830,000		Mylan NV, 3.750%, 12/15/2020	2,850,616	0.1
1,307,000		Mylan NV, 3.950%, 06/15/2026	1,269,110	0.0
1,533,000		PepsiCo, Inc., 4.450%, 04/14/2046	1,649,919	0.0
2,593,000		Philip Morris International, Inc., 4.250%, 11/10/2044	2,601,888	0.1
3,215,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	3,062,288	0.1
2,341,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,744,117	0.1
2,990,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	2,535,471	0.1
3,554,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	2,856,341	0.1
2,425,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	2,388,989	0.1
2,020,000		United Rentals North America, Inc., 5.500%, 07/15/2025	2,075,550	0.0
1,530,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	1,523,517	0.0
3,761,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,827,876	0.1
5,000,000	(1)	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021	4,793,750	0.1
			184,381,470	4.7

		Energy: 3.0%
1,409,000		Anadarko Petroleum Corp., 4.850%, 03/15/2021	1,465,710	0.0
1,345,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,369,075	0.0
1,580,000		Apache Corp., 5.100%, 09/01/2040	1,620,317	0.0
3,468,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	3,720,478	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,919,000	BP Capital Markets PLC, 3.216%, 11/28/2023	$1,902,999	0.1
5,880,000	BP Capital Markets PLC, 3.224%, 04/14/2024	5,804,868	0.2
332,000	Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	325,059	0.0
1,820,000	Cenovus Energy, Inc., 3.800%, 09/15/2023	1,800,459	0.0
750,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	756,437	0.0
393,000	Cimarex Energy Co., 3.900%, 05/15/2027	389,082	0.0
3,800,000	Cimarex Energy Co., 4.375%, 06/01/2024	3,914,034	0.1
2,267,000	Columbia Pipeline Group, Inc., 4.500%, 06/01/2025	2,290,257	0.1
2,932,000	Enbridge Energy Partners L.P., 9.875%, 03/01/2019	3,107,792	0.1
1,814,000	Enbridge, Inc., 3.500%, 06/10/2024	1,762,619	0.0
1,067,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,081,597	0.0
730,000	Energy Transfer Partners L.P., 4.650%, 06/01/2021	752,209	0.0
2,938,000	Energy Transfer Partners L.P., 5.300%, 04/15/2047	2,763,911	0.1
3,580,000	Energy Transfer Partners L.P., 9.700%, 03/15/2019	3,797,757	0.1
1,880,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	1,865,029	0.1
1,385,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,392,498	0.0
2,900,000	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,852,150	0.1
2,749,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,936,376	0.1
2,769,000	Enterprise Products Operating LLC, 5.375%, 02/15/2078	2,658,598	0.1
3,156,000	Exxon Mobil Corp., 2.726%, 03/01/2023	3,119,199	0.1
1,000,000	Hess Corp., 5.800%, 04/01/2047	1,053,237	0.0
1,506,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,516,380	0.0
1,338,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	1,349,349	0.0
1,722,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,746,882	0.0
1,902,000	Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	1,918,375	0.1
1,340,000	Kinder Morgan, Inc./DE, 4.300%, 03/01/2028	1,337,174	0.0
3,347,000	Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	3,526,857	0.1
2,041,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,988,040	0.1
190,000	Noble Energy, Inc., 3.850%, 01/15/2028	187,060	0.0
2,993,000	Occidental Petroleum Corp., 3.500%, 06/15/2025	2,999,900	0.1
1,820,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	1,834,692	0.1
3,125,000	Occidental Petroleum Corp., 4.625%, 06/15/2045	3,326,059	0.1
3,680,000	ONEOK Partners L.P., 3.375%, 10/01/2022	3,624,747	0.1
1,858,000	ONEOK, Inc., 6.000%, 06/15/2035	2,095,718	0.1
561,000	Petroleos Mexicanos, 4.875%, 01/18/2024	570,537	0.0
2,950,000	Phillips 66 Partners L.P., 3.550%, 10/01/2026	2,810,600	0.1
3,090,000	Schlumberger Investment SA, 3.650%, 12/01/2023	3,141,665	0.1
5,298,000	Shell International Finance BV, 3.250%, 05/11/2025	5,250,232	0.1
2,844,000	Shell International Finance BV, 4.000%, 05/10/2046	2,864,012	0.1
1,691,000	Shell International Finance BV, 4.375%, 05/11/2045	1,798,169	0.0
4,655,000	Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	4,415,374	0.1
1,673,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	1,665,036	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	$788,718	0.0
2,980,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,898,484	0.1
1,439,000		Western Gas Partners L.P., 5.375%, 06/01/2021	1,502,069	0.0
4,166,000		Williams Partners L.P., 3.600%, 03/15/2022	4,152,603	0.1
3,461,000		Williams Partners L.P., 5.400%, 03/04/2044	3,632,878	0.1
			117,443,357	3.0

		Financial: 9.3%
3,590,000		American International Group, Inc., 3.375%, 08/15/2020	3,607,236	0.1
1,465,000		American International Group, Inc., 4.500%, 07/16/2044	1,440,538	0.0
1,240,000		American International Group, Inc., 4.800%, 07/10/2045	1,274,006	0.0
1,787,000		American International Group, Inc., 6.400%, 12/15/2020	1,928,589	0.1
354,000		American International Group, Inc., 8.175%, 05/15/2058	471,705	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/2020	3,576,375	0.1
4,540,000		American Express Co., 2.200%, 10/30/2020	4,429,564	0.1
2,153,000		American Tower Corp., 3.500%, 01/31/2023	2,142,560	0.1
1,508,000		Aon PLC, 4.750%, 05/15/2045	1,571,458	0.0
1,549,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	1,715,852	0.0
1,660,000		Arch Capital Group US, Inc., 5.144%, 11/01/2043	1,838,027	0.0
3,900,000		Assurant, Inc., 4.900%, 03/27/2028	3,993,700	0.1
1,316,000	(1)	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/2026	1,323,074	0.0
3,430,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	3,362,381	0.1
2,600,000		Banco Santander SA, 3.125%, 02/23/2023	2,521,655	0.1
6,221,000	(1)	Bank of America Corp., 3.419%, 12/20/2028	5,962,114	0.2
1,870,000		Bank of America Corp., 3.593%, 07/21/2028	1,817,167	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,631,117	0.0
3,346,000		Bank of America Corp., 3.970%, 03/05/2029	3,356,357	0.1
4,777,000		Bank of America Corp., 4.183%, 11/25/2027	4,741,704	0.1
2,002,000		Bank of America Corp., 4.200%, 08/26/2024	2,031,344	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,368,327	0.1
4,500,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	4,474,463	0.1
4,155,000	(1)	BNP Paribas SA, 4.375%, 03/01/2033	4,069,158	0.1
4,157,000	(1),(2)	BNP Paribas SA, 5.125%, 12/31/2199	3,842,627	0.1
3,221,000		CBL & Associates L.P., 5.950%, 12/15/2026	2,713,281	0.1
5,200,000		Citigroup, Inc., 2.876%, 07/24/2023	5,063,402	0.1
836,000		Citigroup, Inc., 3.200%, 10/21/2026	796,141	0.0
2,852,000		Citigroup, Inc., 4.125%, 07/25/2028	2,819,901	0.1
5,913,000		Citigroup, Inc., 4.450%, 09/29/2027	5,985,868	0.2
4,879,000		Citigroup, Inc., 5.500%, 09/13/2025	5,295,642	0.1
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,790,662	0.1
2,315,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	2,698,679	0.1
1,370,000	(1)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,503,246	0.0
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,309,089	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,390,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	$4,265,972	0.1
6,736,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	7,338,710	0.2
5,236,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	5,208,150	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,303,798	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/2023	1,026,250	0.0
3,215,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,135,589	0.1
2,950,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	2,892,762	0.1
3,930,000		First Tennessee Bank NA, 2.950%, 12/01/2019	3,922,244	0.1
1,633,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,593,565	0.0
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	3,014,344	0.1
3,363,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	3,241,525	0.1
3,798,000		Goldman Sachs Group, Inc., 2.600%, 04/23/2020	3,764,109	0.1
3,072,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	3,089,069	0.1
1,678,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,811,362	0.0
624,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	782,053	0.0
1,458,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	1,503,659	0.0
2,540,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/2068	2,571,750	0.1
5,994,000	(1)	HBOS PLC, 6.750%, 05/21/2018	6,025,563	0.2
723,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	738,929	0.0
3,130,000		HSBC Holdings PLC, 3.400%, 03/08/2021	3,145,280	0.1
5,827,000		HSBC Holdings PLC, 4.041%, 03/13/2028	5,825,745	0.1
3,400,000	(1)	ING Bank NV, 2.000%, 11/26/2018	3,386,616	0.1
3,264,000	(1)	International Lease Finance Corp., 7.125%, 09/01/2018	3,318,690	0.1
3,430,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,388,202	0.1
3,890,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,854,406	0.1
1,394,000		JPMorgan Chase & Co., 3.509%, 01/23/2029	1,353,851	0.0
5,000,000		JPMorgan Chase & Co., 3.882%, 07/24/2038	4,860,779	0.1
5,305,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	5,350,073	0.1
1,800,000		JPMorgan Chase & Co., 4.032%, 07/24/2048	1,756,628	0.0
810,000		JPMorgan Chase & Co., 4.625%, 12/31/2199	773,550	0.0
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/2026	1,928,257	0.1
1,468,000	(1)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	1,528,037	0.0
4,850,000		Lloyds Banking Group PLC, 2.907%, 11/07/2023	4,678,971	0.1
2,509,000		Lloyds Banking Group PLC, 3.574%, 11/07/2028	2,371,185	0.1
7,870,000	(1)	Macquarie Group Ltd, 3.189%, 11/28/2023	7,597,147	0.2
1,567,000	(1)	Macquarie Group Ltd, 3.763%, 11/28/2028	1,482,879	0.0
1,851,000		Marsh & McLennan Cos, Inc., 4.200%, 03/01/2048	1,873,455	0.0
4,170,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/2022	4,041,262	0.1
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,945,799	0.2
4,560,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,470,755	0.1
5,135,000		Morgan Stanley, 2.750%, 05/19/2022	5,009,171	0.1
4,430,000		Morgan Stanley, 3.125%, 07/27/2026	4,194,148	0.1
2,686,000		Morgan Stanley, 3.591%, 07/22/2028	2,599,329	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,052,855	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,285,000		Morgan Stanley, 4.000%, 07/23/2025	$4,324,329	0.1
5,004,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	4,940,075	0.1
3,720,000	(1)	Nationwide Building Society, 4.302%, 03/08/2029	3,713,792	0.1
4,720,000	(1)	New York Life Global Funding, 3.000%, 01/10/2028	4,498,383	0.1
2,661,000	(1),(2)	Nordea Bank AB, 6.125%, 12/31/2199	2,760,788	0.1
6,400,000		ORIX Corp., 3.250%, 12/04/2024	6,220,944	0.2
4,060,000		PNC Bank NA, 2.700%, 11/01/2022	3,931,873	0.1
6,016,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	5,946,161	0.2
3,094,000		Santander UK Group Holdings PLC, 3.571%, 01/10/2023	3,062,264	0.1
4,613,000		Santander UK PLC, 2.375%, 03/16/2020	4,549,831	0.1
2,705,000		Select Income REIT, 4.150%, 02/01/2022	2,706,450	0.1
3,056,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	3,058,706	0.1
4,290,000		Senior Housing Properties Trust, 4.750%, 02/15/2028	4,208,502	0.1
3,000,000	(1)	Societe Generale SA, 2.625%, 09/16/2020	2,960,162	0.1
1,850,000	(1)	Standard Chartered PLC, 3.885%, 03/15/2024	1,835,805	0.0
5,225,000	(1),(2)	Standard Chartered PLC, 4.300%, 02/19/2027	5,123,473	0.1
2,940,000		Standard Chartered PLC, 5.300%, 01/09/2043	3,048,746	0.1
2,527,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,455,022	0.1
325,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	305,546	0.0
2,825,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	2,721,294	0.1
4,920,000	(1)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	4,819,056	0.1
4,961,000		Synovus Financial Corp., 3.125%, 11/01/2022	4,803,884	0.1
3,320,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	3,276,070	0.1
2,007,000		Toronto-Dominion Bank, 3.625%, 09/15/2031	1,924,739	0.0
1,078,000		Trinity Acquisition PLC, 6.125%, 08/15/2043	1,278,937	0.0
1,960,000	(1)	UBS AG/London, 2.450%, 12/01/2020	1,925,894	0.1
2,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	2,169,526	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	4,667,625	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,526,341	0.1
3,698,000		Wells Fargo & Co., 3.584%, 05/22/2028	3,610,173	0.1
2,769,000		Wells Fargo & Co., 4.100%, 06/03/2026	2,753,095	0.1
2,136,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,190,152	0.1
1,825,000		XLIT Ltd., 5.500%, 03/31/2045	2,005,885	0.1
			361,807,005	9.3

		Industrial: 1.4%
1,915,000		Amphenol Corp., 3.200%, 04/01/2024	1,865,196	0.0
2,530,000	(1)	Aviation Capital Group LLC, 2.875%, 01/20/2022	2,479,355	0.1
3,106,000		BNSF Funding Trust I, 6.613%, 12/15/2055	3,470,955	0.1
3,400,000		CNH Industrial NV, 4.500%, 08/15/2023	3,468,782	0.1
4,110,000	(1)	CRH America Finance, Inc., 3.950%, 04/04/2028	4,102,537	0.1
1,985,000		CSX Corp., 4.650%, 03/01/2068	1,930,801	0.0
2,250,000		FedEx Corp., 4.050%, 02/15/2048	2,117,472	0.0
2,279,000		FedEx Corp., 4.400%, 01/15/2047	2,255,377	0.1
2,403,000		General Electric Co., 4.500%, 03/11/2044	2,366,935	0.1
4,377,000		General Electric Co., 5.000%, 12/31/2199	4,338,701	0.1
2,000,000		Northrop Grumman Corp., 2.930%, 01/15/2025	1,919,525	0.0
2,700,000		Northrop Grumman Corp., 4.030%, 10/15/2047	2,598,105	0.1
3,903,000	(1)	Novelis Corp., 5.875%, 09/30/2026	3,854,213	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,180,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	$2,260,388	0.1
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,300,898	0.1
1,410,000		Rockwell Collins, Inc., 3.500%, 03/15/2027	1,362,039	0.0
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,504,967	0.1
3,230,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,159,837	0.1
2,230,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,161,544	0.0
6,056,000		United Parcel Service, Inc., 3.050%, 11/15/2027	5,831,911	0.1
			56,349,538	1.4

		Technology: 2.3%
2,910,000		Apple, Inc., 2.000%, 11/13/2020	2,859,982	0.1
4,240,000		Apple, Inc., 2.400%, 01/13/2023	4,118,722	0.1
3,100,000		Apple, Inc., 2.750%, 01/13/2025	2,984,691	0.1
3,768,000		Apple, Inc., 3.000%, 06/20/2027	3,634,178	0.1
5,300,000		Apple, Inc., 3.000%, 11/13/2027	5,078,669	0.1
5,202,000		Apple, Inc., 3.350%, 02/09/2027	5,141,551	0.1
3,200,000		Apple, Inc., 3.750%, 09/12/2047	3,094,840	0.1
990,000		Apple, Inc., 3.750%, 11/13/2047	956,582	0.0
2,452,000		Apple, Inc., 4.650%, 02/23/2046	2,701,824	0.1
3,620,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	3,564,285	0.1
1,395,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	1,395,000	0.0
1,918,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,968,492	0.0
5,155,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	5,468,591	0.1
3,620,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	3,902,476	0.1
3,755,000	(1)	First Data Corp., 5.750%, 01/15/2024	3,792,550	0.1
2,145,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	2,221,491	0.1
2,607,000		International Business Machines Corp., 2.875%, 11/09/2022	2,573,542	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	2,999,061	0.1
2,082,000		Intel Corp., 2.875%, 05/11/2024	2,036,215	0.0
2,717,000		KLA-Tencor Corp., 4.125%, 11/01/2021	2,795,948	0.1
3,730,000		Microsoft Corp., 3.700%, 08/08/2046	3,682,780	0.1
4,235,000		Microsoft Corp., 4.250%, 02/06/2047	4,559,497	0.1
2,919,000		Microsoft Corp., 4.450%, 11/03/2045	3,233,576	0.1
2,454,000		Oracle Corp., 3.850%, 07/15/2036	2,432,387	0.1
1,500,000		Oracle Corp., 4.000%, 11/15/2047	1,484,416	0.0
4,055,000		Oracle Corp., 4.300%, 07/08/2034	4,283,622	0.1
3,389,000		Qualcomm, Inc., 1.850%, 05/20/2019	3,365,929	0.1
2,755,000		Qualcomm, Inc., 3.250%, 05/20/2027	2,620,257	0.1
			88,951,154	2.3

		Utilities: 2.1%
1,470,000		Alabama Power Co., 5.700%, 02/15/2033	1,776,059	0.0
1,375,000		Ameren Corp., 2.700%, 11/15/2020	1,361,058	0.0
3,120,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,518,073	0.1
1,274,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,280,888	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,857,589	0.0
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	2,082,695	0.1
3,954,000		Commonwealth Edison Co., 3.750%, 08/15/2047	3,793,228	0.1
2,507,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/2026	2,395,805	0.1
1,378,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,351,107	0.0
1,913,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,846,418	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	$1,871,499	0.0
2,934,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,897,297	0.1
4,500,000		Duke Energy Corp., 3.950%, 08/15/2047	4,233,293	0.1
2,050,000	(1)	Enel Finance International NV, 3.500%, 04/06/2028	1,921,370	0.1
1,200,000		Entergy Arkansas, Inc., 3.500%, 04/01/2026	1,197,517	0.0
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,496,430	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,460,224	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,257,657	0.1
837,000		FirstEnergy Corp., 7.375%, 11/15/2031	1,102,592	0.0
3,640,000		Interstate Power & Light Co., 3.250%, 12/01/2024	3,588,441	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,886,926	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/2019	2,618,422	0.1
2,275,000		Mississippi Power Co., 3.950%, 03/30/2028	2,292,210	0.1
1,818,000		Mississippi Power Co., 4.250%, 03/15/2042	1,782,762	0.0
775,000		Mississippi Power Co., 4.750%, 10/15/2041	777,025	0.0
2,278,000		Nevada Power Co., 7.125%, 03/15/2019	2,368,680	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	1,795,366	0.0
1,308,000		NiSource, Inc., 5.950%, 06/15/2041	1,573,651	0.0
2,260,000	(1)	Pacific Gas & Electric Co., 3.300%, 12/01/2027	2,141,549	0.1
1,623,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	1,887,472	0.1
1,623,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	1,937,413	0.1
710,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	734,421	0.0
1,410,000		Southern California Edison Co., 3.500%, 10/01/2023	1,425,724	0.0
3,700,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	3,757,810	0.1
2,507,000		Virginia Electric & Power Co., 2.950%, 11/15/2026	2,382,187	0.1
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/2018	5,059,411	0.1
			82,710,269	2.1

	Total Corporate Bonds/Notes
	(Cost $1,183,900,147)		1,171,003,641	29.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
6,340,281		Alternative Loan Trust 2005-10CB 1A1, 2.372%, (US0001M + 0.500%), 05/25/2035	5,657,767	0.2
5,200,547		Alternative Loan Trust 2005-51 3A2A, 2.573%, (12MTA + 1.290%), 11/20/2035	5,041,663	0.1
2,318,365		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	2,160,406	0.1
2,897,029		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,788,187	0.1
717,521	(3)	Alternative Loan Trust 2005-J3 2A2, 3.129%, (-1.000*US0001M + 5.000%), 05/25/2035	52,836	0.0
1,788,034		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,443,673	0.0
4,331,632		Alternative Loan Trust 2006-HY11 A1, 1.992%, (US0001M + 0.120%), 06/25/2036	3,957,971	0.1
2,657,483		Alternative Loan Trust 2007-23CB A3, 2.372%, (US0001M + 0.500%), 09/25/2037	1,771,062	0.1
184,638	(1),(4)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/2045	184,143	0.0
254,199		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	243,947	0.0
1,289,921		Bear Stearns ALT-A Trust 2005-10 22A1, 3.571%, 01/25/2036	1,258,473	0.0
644,330		Bear Stearns ALT-A Trust 2005-4 23A1, 3.688%, 05/25/2035	650,420	0.0
1,799,098		Bear Stearns ALT-A Trust 2006-6 31A1, 3.541%, 11/25/2036	1,685,755	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,542,911		Bear Stearns ALT-A Trust 2006-6 32A1, 4.267%, 11/25/2036	$1,322,431	0.0
19,006		Bear Stearns ARM Trust 2005-12 13A1, 3.968%, 02/25/2036	18,607	0.0
4,403,448		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.062%, (US0001M + 0.190%), 01/25/2037	4,169,500	0.1
215,233		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.633%, 01/26/2036	190,765	0.0
1,311,238	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.172%, (US0001M + 4.300%), 07/25/2025	1,334,783	0.0
853,792		Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.460%, 12/25/2035	850,371	0.0
3,899,905		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.491%, 11/25/2034	3,892,314	0.1
119,899		CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.520%, 02/20/2035	121,367	0.0
27,536		CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.552%, (US0001M + 0.680%), 03/25/2035	25,615	0.0
258,992		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	264,768	0.0
1,325,858		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,330,591	0.0
184,377		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.280%, (H15T1Y + 2.400%), 10/25/2035	186,023	0.0
2,103,726		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.465%, 09/25/2037	1,990,328	0.1
1,309,476	(1)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,365,147	0.0
112,225		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.545%, 08/25/2035	112,924	0.0
3,857,727		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	3,911,298	0.1
438,541		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	427,030	0.0
1,240,541		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.372%, (US0001M + 0.500%), 11/25/2035	767,132	0.0
6,400,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.592%, (US0001M + 0.720%), 11/25/2035	6,313,547	0.2
270,475		DSLA Mortgage Loan Trust 2004-AR3 2A1, 3.447%, 07/19/2044	273,429	0.0
905,145		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.088%, (US0001M + 0.280%), 08/19/2045	790,579	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,072,432	0.0
11,176,967		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	12,059,306	0.3
3,172,715		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	3,119,644	0.1
37,966,878	(3)	Fannie Mae 2016-82 SD, 4.179%, (-1.000*US0001M + 6.050%), 11/25/2046	5,581,332	0.2
9,010,892		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	9,067,853	0.2
4,462,535		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.872%, (US0001M + 3.000%), 07/25/2024	4,773,645	0.1
3,600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.522%, (US0001M + 3.650%), 09/25/2029	3,921,225	0.1
1,900,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.722%, (US0001M + 2.850%), 11/25/2029	1,980,640	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,550,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.072%, (US0001M + 2.200%), 01/25/2030	$7,655,608	0.2
6,000,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.272%, (US0001M + 2.400%), 05/25/2030	6,096,349	0.2
8,000,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.372%, (US0001M + 2.500%), 05/25/2030	8,133,064	0.2
2,200,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.072%, (US0001M + 2.200%), 08/25/2030	2,214,189	0.1
6,400,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.122%, (US0001M + 2.250%), 07/25/2030	6,490,482	0.2
39,029	(3)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/2018	200	0.0
722,046	(3)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	141,718	0.0
556,961	(3)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	94,903	0.0
1,255		Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/2019	1,270	0.0
16,772		Fannie Mae REMIC Trust 1994-77 FB, 3.372%, (US0001M + 1.500%), 04/25/2024	17,141	0.0
510,862		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	550,825	0.0
407,778		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	439,704	0.0
43,588		Fannie Mae REMIC Trust 2002-21 FC, 2.772%, (US0001M + 0.900%), 04/25/2032	44,558	0.0
1,138,981	(3)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	265,494	0.0
31,400		Fannie Mae REMIC Trust 2004-10 SC, 21.114%, (-4.000*US0001M + 28.600%), 02/25/2034	34,097	0.0
137,535		Fannie Mae REMIC Trust 2004-11 A, 1.992%, (US0001M + 0.120%), 03/25/2034	136,568	0.0
656,288		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	721,260	0.0
100,851		Fannie Mae REMIC Trust 2005-57 CD, 18.107%, (-3.750*US0001M + 25.125%), 01/25/2035	108,849	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 16.514%, (-4.000*US0001M + 24.000%), 07/25/2035	292,872	0.0
6,989,079	(3)	Fannie Mae REMIC Trust 2005-92 SC, 4.809%, (-1.000*US0001M + 6.680%), 10/25/2035	1,101,440	0.0
517,393		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	555,652	0.0
1,436,007		Fannie Mae REMIC Trust 2006-104 ES, 24.093%, (-5.000*US0001M + 33.450%), 11/25/2036	2,398,388	0.1
8,990,083	(3)	Fannie Mae REMIC Trust 2006-12 SD, 4.879%, (-1.000*US0001M + 6.750%), 10/25/2035	1,194,770	0.0
3,632,066	(3)	Fannie Mae REMIC Trust 2006-123 UI, 4.869%, (-1.000*US0001M + 6.740%), 01/25/2037	645,895	0.0
1,016,274	(3)	Fannie Mae REMIC Trust 2006-72 HS, 4.829%, (-1.000*US0001M + 6.700%), 08/25/2026	122,880	0.0
324,548		Fannie Mae REMIC Trust 2007-73 A1, 1.932%, (US0001M + 0.060%), 07/25/2037	319,290	0.0
695,584		Fannie Mae REMIC Trust 2008-20 SP, 10.821%, (-2.500*US0001M + 15.500%), 03/25/2038	833,435	0.0
3,242,213		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	3,382,238	0.1
11,158,273	(3)	Fannie Mae REMIC Trust 2010-102 SB, 4.729%, (-1.000*US0001M + 6.600%), 09/25/2040	1,860,648	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,743,610	(3)	Fannie Mae REMIC Trust 2010-116 SE, 4.729%, (-1.000*US0001M + 6.600%), 10/25/2040	$587,495	0.0
11,272,753	(3)	Fannie Mae REMIC Trust 2010-123 SL, 4.199%, (-1.000*US0001M + 6.070%), 11/25/2040	1,516,198	0.0
4,474,233	(3)	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/2040	902,983	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,316,867	0.1
5,707,529	(3)	Fannie Mae REMIC Trust 2010-55 AS, 4.549%, (-1.000*US0001M + 6.420%), 06/25/2040	857,566	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,728,473	0.2
1,931,689		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	2,062,888	0.1
15,195,037	(3)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	1,426,275	0.0
518	(3)	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/2018	–	–
2,554,367	(3)	Fannie Mae REMIC Trust 2012-10 US, 4.579%, (-1.000*US0001M + 6.450%), 02/25/2042	343,228	0.0
1,787,541		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,802,573	0.1
14,427,323	(3)	Fannie Mae REMIC Trust 2012-113 SG, 4.229%, (-1.000*US0001M + 6.100%), 10/25/2042	2,478,425	0.1
10,803,640	(3)	Fannie Mae REMIC Trust 2012-122 SB, 4.279%, (-1.000*US0001M + 6.150%), 11/25/2042	2,009,855	0.1
5,296,344	(3)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	502,705	0.0
3,826,226		Fannie Mae REMIC Trust 2012-131 BS, 3.403%, (-1.200*US0001M + 5.400%), 12/25/2042	3,085,966	0.1
17,197,264	(3)	Fannie Mae REMIC Trust 2012-137 SN, 4.229%, (-1.000*US0001M + 6.100%), 12/25/2042	2,747,158	0.1
7,649,884	(3)	Fannie Mae REMIC Trust 2012-15 SP, 4.749%, (-1.000*US0001M + 6.620%), 06/25/2040	873,145	0.0
4,741,878	(3)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	919,957	0.0
390,396		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	399,724	0.0
13,343,348	(3)	Fannie Mae REMIC Trust 2013-60 DS, 4.329%, (-1.000*US0001M + 6.200%), 06/25/2033	2,121,698	0.1
10,496,737	(3)	Fannie Mae REMIC Trust 2013-9 DS, 4.279%, (-1.000*US0001M + 6.150%), 02/25/2043	2,011,288	0.1
384,529	(3)	Fannie Mae REMIC Trust 2013-9 SA, 4.279%, (-1.000*US0001M + 6.150%), 03/25/2042	46,677	0.0
4,869,350	(3)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	553,138	0.0
33,254,516	(3)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	7,853,263	0.2
327,888		First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.337%, 03/25/2035	273,152	0.0
13,263,478	(3)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.829%, (-1.000*US0001M + 4.700%), 01/25/2036	1,243,577	0.0
514,172		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/2036	431,916	0.0
1,916,308		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.172%, (US0001M + 0.300%), 12/25/2036	1,228,883	0.0
1,916,308	(3)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.829%, (-1.000*US0001M + 6.700%), 12/25/2036	458,135	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
632,579		First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.722%, 02/25/2036	$604,980	0.0
62,148		First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.261%, 08/25/2035	53,233	0.0
1,500,000	(1)	Flagstar Mortgage Trust 2018-1 B1, 4.069%, 03/25/2048	1,510,146	0.0
1,600,000	(1)	Flagstar Mortgage Trust 2018-1 B2, 4.069%, 03/25/2048	1,587,279	0.0
2,100,000	(1)	Flagstar Mortgage Trust 2018-1 B3, 4.069%, 03/25/2048	2,026,298	0.1
7,362,886	(3)	Freddie Mac 2815 GS, 4.223%, (-1.000*US0001M + 6.000%), 03/15/2034	1,014,412	0.0
22,353,488		Freddie Mac 326 350, 3.500%, 03/15/2044	22,512,453	0.6
11,114		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	11,856	0.0
351,410		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	382,994	0.0
343,012		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	378,538	0.0
15,303		Freddie Mac REMIC Trust 2411 FJ, 2.127%, (US0001M + 0.350%), 12/15/2029	15,330	0.0
222,309		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	248,472	0.0
493,639		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	554,551	0.0
623,068		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	655,223	0.0
431,506		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	468,120	0.0
153		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	156	0.0
515,067		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	556,055	0.0
532,063	(3)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	124,214	0.0
594,773		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	653,330	0.0
1,336,088		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,421,359	0.0
1,177,591		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,265,042	0.0
1,367,822		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,470,498	0.0
7,784,711	(3)	Freddie Mac REMIC Trust 3045 DI, 4.953%, (-1.000*US0001M + 6.730%), 10/15/2035	1,180,402	0.0
94,462		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	95,307	0.0
4,635,216	(3)	Freddie Mac REMIC Trust 3064 SP, 4.823%, (-1.000*US0001M + 6.600%), 03/15/2035	405,752	0.0
618,896		Freddie Mac REMIC Trust 3065 DC, 14.530%, (-3.000*US0001M + 19.860%), 03/15/2035	817,416	0.0
1,370,529	(3)	Freddie Mac REMIC Trust 3102 IS, 18.053%, (-3.667*US0001M + 24.567%), 01/15/2036	581,419	0.0
4,786,978		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	5,276,402	0.1
2,489,272	(3)	Freddie Mac REMIC Trust 3170 SA, 4.823%, (-1.000*US0001M + 6.600%), 09/15/2033	374,888	0.0
1,781,512	(3)	Freddie Mac REMIC Trust 3171 PS, 4.708%, (-1.000*US0001M + 6.485%), 06/15/2036	222,546	0.0
2,163,805		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	2,367,677	0.1
528,915	(3)	Freddie Mac REMIC Trust 3524 LA, 5.442%, 03/15/2033	562,231	0.0
183,186		Freddie Mac REMIC Trust 3556 NT, 4.877%, (US0001M + 0.000%), 03/15/2038	188,035	0.0
9,023,596	(3)	Freddie Mac REMIC Trust 3589 SB, 4.423%, (-1.000*US0001M + 6.200%), 10/15/2039	1,290,389	0.0
1,754,396	(3)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	306,572	0.0
9,875,031		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	10,750,375	0.3
3,462,822		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,815,542	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
56,034	(3)	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/2018	$671	0.0
1,387,084	(3)	Freddie Mac REMIC Trust 3710 SL, 4.223%, (-1.000*US0001M + 6.000%), 05/15/2036	62,150	0.0
1,801,957		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,960,808	0.1
2,401,518	(3)	Freddie Mac REMIC Trust 3752 WS, 4.823%, (-1.000*US0001M + 6.600%), 12/15/2039	153,639	0.0
1,812,239		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,929,481	0.1
5,000,000	(3)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	800,977	0.0
2,351,078		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,458,023	0.1
8,141,919	(3)	Freddie Mac REMIC Trust 3856 KS, 4.773%, (-1.000*US0001M + 6.550%), 05/15/2041	1,319,961	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,598,234	0.0
3,042,480	(3)	Freddie Mac REMIC Trust 3925 SD, 4.273%, (-1.000*US0001M + 6.050%), 07/15/2040	347,751	0.0
15,554,903	(3)	Freddie Mac REMIC Trust 3925 SL, 4.273%, (-1.000*US0001M + 6.050%), 01/15/2041	1,796,582	0.1
6,290,655	(3)	Freddie Mac REMIC Trust 3936 GS, 4.923%, (-1.000*US0001M + 6.700%), 11/15/2025	430,168	0.0
18,352,339	(3)	Freddie Mac REMIC Trust 3951 SN, 4.773%, (-1.000*US0001M + 6.550%), 11/15/2041	3,477,766	0.1
7,584,908	(3)	Freddie Mac REMIC Trust 3984 NS, 4.823%, (-1.000*US0001M + 6.600%), 01/15/2040	726,490	0.0
1,460,850		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,543,118	0.0
2,861,242		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	3,225,823	0.1
3,128,102	(3)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	440,107	0.0
7,338,826	(3)	Freddie Mac REMIC Trust 4094 YS, 4.923%, (-1.000*US0001M + 6.700%), 04/15/2040	799,552	0.0
13,825,860	(3)	Freddie Mac REMIC Trust 4102 MS, 4.823%, (-1.000*US0001M + 6.600%), 09/15/2042	2,643,451	0.1
1,258,298	(3)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	216,543	0.0
5,400,471		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,305,500	0.1
25,020,943		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	27,208,867	0.7
13,135,265	(3)	Freddie Mac REMIC Trust 4313 SD, 4.373%, (-1.000*US0001M + 6.150%), 03/15/2044	1,838,005	0.1
20,083,155	(3)	Freddie Mac REMIC Trust 4313 SE, 4.373%, (-1.000*US0001M + 6.150%), 03/15/2044	2,913,965	0.1
4,112,283	(3)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	592,291	0.0
2,191,058	(3)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	434,310	0.0
6,787,862		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,151,833	0.2
8,859,538	(3)	Freddie Mac REMIC Trust 4346 ST, 4.423%, (-1.000*US0001M + 6.200%), 07/15/2039	1,031,264	0.0
10,488,617		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	11,041,321	0.3
7,235,339	(3)	Freddie Mac REMIC Trust 4386 LS, 4.323%, (-1.000*US0001M + 6.100%), 09/15/2044	1,166,901	0.0
7,738,153		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	7,987,614	0.2
13,981,103	(3)	Freddie Mac Strips Series 311 S1, 4.173%, (-1.000*US0001M + 5.950%), 08/15/2043	2,547,898	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.572%, (US0001M + 4.700%), 04/25/2028	$3,350,327	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.422%, (US0001M + 5.550%), 07/25/2028	121,466	0.0
5,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.322%, (US0001M + 3.450%), 10/25/2029	6,097,522	0.2
7,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.372%, (US0001M + 2.500%), 03/25/2030	7,440,620	0.2
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.522%, (US0001M + 2.650%), 12/25/2029	6,399,742	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.222%, (US0001M + 2.350%), 04/25/2030	7,096,487	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.672%, (US0001M + 1.800%), 07/25/2030	5,945,777	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.154%, (US0001M + 2.300%), 09/25/2030	1,300,911	0.0
350,413		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	399,785	0.0
608,028		Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.401%, (12MTA + 1.200%), 10/25/2044	615,978	0.0
88,507		Freddie Mac-Ginnie Mae Series 27 FC, 3.125%, (PRIME + (1.375)%), 03/25/2024	90,124	0.0
96,950		Ginnie Mae Series 2002-21 FV, 2.186%, (US0001M + 0.400%), 03/16/2032	97,486	0.0
1,357,369	(3)	Ginnie Mae Series 2005-7 AH, 4.984%, (-1.000*US0001M + 6.770%), 02/16/2035	200,928	0.0
423,992	(3)	Ginnie Mae Series 2006-17 WI, 5.178%, (-1.000*US0001M + 7.000%), 04/20/2036	5,442	0.0
190,671		Ginnie Mae Series 2007-37 S, 18.750%, (-3.667*US0001M + 25.300%), 04/16/2037	217,528	0.0
566,948		Ginnie Mae Series 2007-8 SP, 16.141%, (-3.242*US0001M + 22.050%), 03/20/2037	781,514	0.0
2,286,244	(3)	Ginnie Mae Series 2008-35 SN, 4.578%, (-1.000*US0001M + 6.400%), 04/20/2038	299,011	0.0
1,924,137	(3)	Ginnie Mae Series 2008-40 PS, 4.714%, (-1.000*US0001M + 6.500%), 05/16/2038	284,385	0.0
14,168,100	(3)	Ginnie Mae Series 2009-106 SU, 4.378%, (-1.000*US0001M + 6.200%), 05/20/2037	2,066,366	0.1
4,649,923	(3)	Ginnie Mae Series 2009-25 KS, 4.378%, (-1.000*US0001M + 6.200%), 04/20/2039	628,956	0.0
2,394,043		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,540,388	0.1
3,008,230		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,205,416	0.1
1,881,915	(3)	Ginnie Mae Series 2009-33 SN, 4.478%, (-1.000*US0001M + 6.300%), 05/20/2039	97,832	0.0
10,719,995		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,501,031	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,656,499	(3)	Ginnie Mae Series 2009-43 HS, 4.378%, (-1.000*US0001M + 6.200%), 06/20/2038	$85,351	0.0
3,936,388	(3)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	551,839	0.0
3,311,656	(3)	Ginnie Mae Series 2010-116 NS, 4.864%, (-1.000*US0001M + 6.650%), 09/16/2040	460,385	0.0
8,600,811	(3)	Ginnie Mae Series 2010-116 SK, 4.798%, (-1.000*US0001M + 6.620%), 08/20/2040	1,370,508	0.0
16,148,187	(3)	Ginnie Mae Series 2010-149 HS, 4.314%, (-1.000*US0001M + 6.100%), 05/16/2040	1,505,957	0.0
5,526,078	(3)	Ginnie Mae Series 2010-4 SP, 4.714%, (-1.000*US0001M + 6.500%), 01/16/2039	607,858	0.0
5,537,263		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	5,877,350	0.2
3,429,269	(3)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	460,514	0.0
3,595,207	(3)	Ginnie Mae Series 2010-68 MS, 4.028%, (-1.000*US0001M + 5.850%), 06/20/2040	496,331	0.0
6,661,984	(3)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,613,051	0.0
5,530,785	(3)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	533,801	0.0
1,581,017	(3)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	207,403	0.0
103,445		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	113,307	0.0
7,014,698	(3)	Ginnie Mae Series 2011-80 KS, 4.848%, (-1.000*US0001M + 6.670%), 06/20/2041	1,162,114	0.0
1,710,920	(3)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	186,017	0.0
245,195		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	248,848	0.0
18,892,074	(3)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	3,809,893	0.1
14,923,013	(3)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	3,391,241	0.1
13,185,339	(3)	Ginnie Mae Series 2014-3 SU, 4.228%, (-1.000*US0001M + 6.050%), 07/20/2039	1,844,705	0.1
1,266,907		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,343,287	0.0
16,059,614	(3)	Ginnie Mae Series 2014-55 MS, 4.414%, (-1.000*US0001M + 6.200%), 04/16/2044	2,328,202	0.1
19,135,742	(3)	Ginnie Mae Series 2014-56 SP, 4.414%, (-1.000*US0001M + 6.200%), 12/16/2039	2,450,137	0.1
13,974,671	(3)	Ginnie Mae Series 2014-58 CS, 3.814%, (-1.000*US0001M + 5.600%), 04/16/2044	1,729,163	0.1
17,534,095	(3)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	4,358,178	0.1
6,743,327	(3)	Ginnie Mae Series 2014-99 S, 3.778%, (-1.000*US0001M + 5.600%), 06/20/2044	977,501	0.0
220,282		GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.699%, 11/19/2035	211,341	0.0
2,802		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,861	0.0
95,213		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.248%, (US0001M + 0.440%), 05/19/2035	92,040	0.0
419,119		HomeBanc Mortgage Trust 2004-1 2A, 2.732%, (US0001M + 0.860%), 08/25/2029	403,174	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.342%, (US0001M + 0.470%), 10/25/2035	2,879,666	0.1
4,041,909		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.082%, (US0001M + 0.210%), 04/25/2046	3,754,459	0.1
3,385,286		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.082%, (US0001M + 0.210%), 02/25/2046	2,900,249	0.1
20,149		JP Morgan Mortgage Trust 2005-A1 6T1, 3.702%, 02/25/2035	20,024	0.0
201,699		JP Morgan Mortgage Trust 2007-A1 5A5, 3.688%, 07/25/2035	209,015	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,596,532	(1)	JP Morgan Mortgage Trust 2017-4 B1, 3.977%, 11/25/2048	$4,559,253	0.1
1,686,801	(1)	JP Morgan Mortgage Trust 2017-4 B2, 3.977%, 11/25/2048	1,651,547	0.1
1,094,783	(1)	JP Morgan Mortgage Trust 2017-6 B3, 3.857%, 12/25/2048	1,051,508	0.0
1,694,402	(1)	JP Morgan Mortgage Trust 2018-1 B1, 3.774%, 06/25/2048	1,669,426	0.1
1,694,402	(1)	JP Morgan Mortgage Trust 2018-1 B2, 3.774%, 06/25/2048	1,649,706	0.1
2,093,085	(1)	JP Morgan Mortgage Trust 2018-1 B3, 3.774%, 06/25/2048	1,987,412	0.1
10,132,120	(3)	Lehman Mortgage Trust 2006-9 2A5, 4.749%, (-1.000*US0001M + 6.620%), 01/25/2037	1,992,800	0.1
2,799,981		Lehman XS Trust Series 2005-5N 1A2, 2.232%, (US0001M + 0.360%), 11/25/2035	2,497,978	0.1
106,386		Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.452%, 05/25/2033	106,537	0.0
23,859		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 2.664%, (US0001M + 1.000%), 10/25/2035	22,929	0.0
1,191,245		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.252%, (US0001M + 0.380%), 08/25/2035	1,182,487	0.0
28,239		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.122%, (US0001M + 0.250%), 11/25/2035	27,433	0.0
44,401		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.122%, (US0001M + 0.250%), 11/25/2035	41,937	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.072%, (US0001M + 1.200%), 09/25/2035	1,847,785	0.1
1,788,081		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,609,268	0.0
1,809,733	(1)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,874,040	0.1
25,814	(1)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	25,620	0.0
1,175,761		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	1,148,626	0.0
628,522		Provident Funding Mortgage Loan Trust 2005-2 3A, 3.701%, 10/25/2035	630,949	0.0
2,138,191	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 1.871%, (US0001M + 0.250%), 02/26/2037	2,092,787	0.1
2,195		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	2,264	0.0
72,501		Sequoia Mortgage Trust 2003-4 2A1, 2.172%, (US0001M + 0.350%), 07/20/2033	70,204	0.0
91,028		Sequoia Mortgage Trust 2005-4 2A1, 3.603%, 04/20/2035	95,075	0.0
1,415,551	(1)	Sequoia Mortgage Trust 2014-3 B3, 3.930%, 10/25/2044	1,428,458	0.0
1,387,367	(1)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	1,394,175	0.0
1,208,892	(1)	Sequoia Mortgage Trust 2015-2 B3, 3.742%, 05/25/2045	1,194,401	0.0
1,324,866	(1)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/2045	1,296,697	0.0
2,900,000	(1)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,946,938	0.1
1,964,597	(1)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,998,384	0.1
4,992,385	(1)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.523%, 02/25/2048	5,203,529	0.1
78,988		Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.627%, 08/25/2035	79,435	0.0
1,848,780		Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.602%, 04/25/2035	1,810,164	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
360,018		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.058%, (US0001M + 0.250%), 07/19/2035	$353,455	0.0
150,101		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.058%, (US0001M + 0.250%), 07/19/2035	146,639	0.0
376,831		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/2035	391,458	0.0
592,618		Thornburg Mortgage Securities Trust 2006-5 A1, 3.733%, 10/25/2046	563,825	0.0
1,200,000	(1),(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,197,318	0.0
1,300,000	(1)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,306,075	0.0
11,549		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.027%, (COF 11 + 1.250%), 02/27/2034	11,432	0.0
36,840		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.683%, (12MTA + 1.400%), 08/25/2042	35,805	0.0
53,155		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.512%, (US0001M + 0.640%), 01/25/2045	52,897	0.0
1,295,951		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.751%, 10/25/2036	1,200,239	0.0
413,053		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.277%, (COF 11 + 1.500%), 07/25/2046	404,953	0.0
88,378,374	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.083%, 08/25/2045	2,308,258	0.1
2,897,119		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.362%, (US0001M + 0.490%), 10/25/2045	2,863,408	0.1
1,056,787		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.323%, 10/25/2036	1,032,453	0.0
2,004,014		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.067%, 12/25/2036	1,821,731	0.1
3,879,100		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.303%, 08/25/2046	3,672,301	0.1
4,764,547		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.917%, 04/25/2037	4,352,011	0.1
2,925,104		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.163%, 07/25/2037	2,447,087	0.1
3,833,238		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,493,404	0.1
356,423		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	342,567	0.0
2,337,883		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 1.972%, (US0001M + 0.100%), 12/25/2036	1,729,895	0.1
5,473,622		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.243%, (12MTA + 0.960%), 08/25/2046	4,153,097	0.1
2,636,089		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.302%, (US0001M + 0.430%), 06/25/2037	2,219,503	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	70,958	Wells Fargo Mortgage Backed Securities 2004-CC A1, 3.750%, 01/25/2035	$72,581	0.0
	102,255	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 3.478%, 12/25/2034	104,339	0.0
	328,502	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.389%, 05/25/2035	331,448	0.0
	106,229	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 3.629%, 10/25/2033	107,707	0.0
	1,649,932	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 3.755%, 03/25/2036	1,633,586	0.0
	821,879	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.153%, 04/25/2036	767,500	0.0
	1,107,630	(1) WinWater Mortgage Loan Trust 2015-5 B4, 3.798%, 08/20/2045	1,072,512	0.0

		Total Collateralized Mortgage Obligations
		(Cost $557,142,954)	553,018,508	14.1

MUNICIPAL BONDS: 0.1%
		California: 0.1%
	500,000	California State University, 6.434%, 11/01/2030	625,380	0.1
	200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	267,710	0.0
	300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	449,646	0.0
	100,000	State of California, 7.700%, 11/01/2030	113,168	0.0
	200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	246,976	0.0
	300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	411,987	0.0

		Total Municipal Bonds
		(Cost $1,609,455)	2,114,867	0.1

FOREIGN GOVERNMENT BONDS: 1.6%
	1,100,000	Argentine Republic Government International Bond, 6.875%, 04/22/2021	1,168,063	0.0
CLP	2,590,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	4,328,461	0.1
CLP	1,550,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,585,258	0.1
BRL	30,484,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	9,764,538	0.3
BRL	16,414,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	5,214,615	0.1
IDR	50,706,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	3,754,841	0.1
IDR	32,631,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	2,402,144	0.1
MXN	37,138,100	Mexican Bonos, 8.500%, 11/18/2038	2,233,242	0.1
PEN	14,200,000	Peru Government Bond, 6.950%, 08/12/2031	5,193,937	0.1
PLN	17,726,000	Republic of Poland Government Bond, 3.250%, 07/25/2025	5,305,502	0.1
RON	12,440,000	Romania Government Bond, 3.250%, 04/29/2024	3,121,947	0.1
RUB	324,215,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	5,993,287	0.2
RUB	230,741,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	4,527,377	0.1
	5,365,000	Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,326,914	0.1

		Total Foreign Government Bonds
		(Cost $60,364,277)	60,920,126	1.6

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 6.5%
		U.S. Treasury Bonds: 4.9%
91,206,000		2.750%, 02/15/2028	$91,196,137	2.3
108,037,000		2.750%, 11/15/2047	103,074,150	2.6
			194,270,287	4.9

		U.S. Treasury Notes: 1.6%
10,000,000		1.375%, 01/15/2020	9,844,218	0.2
6,456,000		1.875%, 07/31/2022	6,281,739	0.2
27,270,000		2.250%, 02/29/2020	27,256,831	0.7
116,000		2.375%, 03/15/2021	115,941	0.0
18,111,000		2.750%, 02/28/2025	18,178,550	0.5
			61,677,279	1.6

	Total U.S. Treasury Obligations
	(Cost $251,989,792)		255,947,566	6.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.4%
		Federal Home Loan Mortgage Corporation: 4.1%(5)
1,483,909		2.500%, 05/01/2030	1,455,309	0.0
1,846,774		2.500%, 05/01/2030	1,810,125	0.1
2,471,596		2.500%, 06/01/2030	2,422,497	0.1
6,660,000	(6)	3.000%, 11/15/2026	6,648,292	0.2
6,779,973		3.000%, 03/01/2045	6,645,926	0.2
7,500,592		3.000%, 03/01/2045	7,352,295	0.2
5,646,561		3.000%, 04/01/2045	5,533,390	0.2
5,564,648		3.000%, 04/01/2045	5,450,109	0.1
23,100,000	(6)	3.000%, 04/01/2048	22,524,305	0.6
6,254		3.053%, 04/01/2032	6,546	0.0
119,723		3.099%, 09/01/2035	123,778	0.0
4,622		3.201%, 03/01/2036	4,900	0.0
5,887		3.450%, 06/01/2024	6,147	0.0
20,307		3.489%, 11/01/2031	21,348	0.0
42,395		3.490%, 11/01/2035	44,578	0.0
2,228,310		3.500%, 08/01/2042	2,245,909	0.1
15,705,057		3.500%, 01/01/2045	15,774,362	0.4
6,148,295		3.500%, 03/01/2045	6,183,048	0.2
1,260,477		3.500%, 04/01/2045	1,267,591	0.0
2,187,237		3.500%, 05/01/2045	2,199,602	0.1
624,578		3.500%, 05/01/2045	627,885	0.0
1,044,573		3.500%, 06/01/2045	1,050,697	0.0
1,758,090		3.500%, 07/01/2045	1,768,028	0.1
1,369,395		3.500%, 07/01/2045	1,377,137	0.0
2,798,390		3.500%, 08/01/2045	2,814,210	0.1
1,211,202		3.500%, 08/01/2045	1,218,049	0.0
1,599,462		3.500%, 08/01/2045	1,608,505	0.1
1,336,293		3.500%, 08/01/2045	1,343,847	0.0
1,053,017		3.500%, 08/01/2045	1,058,970	0.0
1,826,412		3.500%, 09/01/2045	1,836,738	0.1
3,565,844		3.500%, 09/01/2045	3,585,982	0.1
1,080,872		3.500%, 09/01/2045	1,086,979	0.0
2,142,420		3.500%, 11/01/2045	2,154,507	0.1
79,000	(6)	3.500%, 04/01/2048	79,191	0.0
960,092		3.544%, 06/01/2035	1,009,625	0.0
232,545		3.611%, 01/01/2029	240,520	0.0
44,650		3.851%, 03/01/2035	45,850	0.0
2,619,036		4.000%, 10/01/2041	2,712,831	0.1
604,395		4.000%, 11/01/2041	621,185	0.0
3,468,965		4.000%, 12/01/2041	3,593,186	0.1
700,561		4.000%, 07/01/2045	722,329	0.0
5,846,058		4.000%, 09/01/2045	6,027,771	0.2
4,205,839		4.000%, 09/01/2045	4,336,106	0.1
346,488		4.000%, 09/01/2045	357,245	0.0
8,503,500		4.000%, 09/01/2045	8,767,472	0.2
1,120,000		4.000%, 03/01/2048	1,151,630	0.0
3,709,000	(6)	4.000%, 05/01/2048	3,801,000	0.1
13,833		4.500%, 06/01/2039	14,632	0.0
154,073		4.500%, 10/01/2039	163,090	0.0
40,518		4.500%, 09/01/2040	42,892	0.0
126,813		4.500%, 03/01/2041	133,788	0.0
1,168,285		4.500%, 08/01/2041	1,236,812	0.0
1,207,826		4.500%, 08/01/2041	1,271,342	0.0
912,971		4.500%, 09/01/2041	966,335	0.0
419,344		4.500%, 09/01/2041	442,702	0.0
439,504		4.500%, 09/01/2041	464,764	0.0
2,023,908		4.500%, 09/01/2041	2,128,264	0.1
45,178		5.000%, 05/01/2028	48,289	0.0
189,036		5.000%, 05/01/2035	203,966	0.0
537,637		5.000%, 01/01/2041	579,976	0.0
583,367		5.000%, 04/01/2041	628,118	0.0
35,504		5.500%, 09/01/2019	35,849	0.0
13,949		5.500%, 11/01/2021	15,132	0.0
49,280		5.500%, 03/01/2023	53,459	0.0
16,324		5.500%, 05/01/2023	17,708	0.0
18,385		5.500%, 03/01/2034	20,285	0.0
8,432		5.500%, 05/01/2036	9,301	0.0
126,479		5.500%, 06/01/2036	139,672	0.0
14,109		5.500%, 12/01/2036	15,523	0.0
75,839		5.500%, 03/01/2037	83,346	0.0
24,303		5.500%, 04/01/2037	26,670	0.0
111,201		5.500%, 05/01/2037	122,009	0.0
209,098		5.500%, 07/01/2037	228,631	0.0
36,714		5.500%, 09/01/2037	39,913	0.0
19,230		5.500%, 09/01/2037	21,207	0.0
16,955		5.500%, 10/01/2037	18,592	0.0
71,844		5.500%, 11/01/2037	78,896	0.0
51,767		5.500%, 12/01/2037	56,407	0.0
205,777		5.500%, 12/01/2037	227,317	0.0
16,645		5.500%, 01/01/2038	18,485	0.0
14,822		5.500%, 01/01/2038	16,276	0.0
197,073		5.500%, 02/01/2038	216,323	0.0
148,252		5.500%, 02/01/2038	162,770	0.0
103,240		5.500%, 03/01/2038	113,206	0.0
174,204		5.500%, 04/01/2038	191,160	0.0
16,049		5.500%, 05/01/2038	17,620	0.0
74,973		5.500%, 05/01/2038	81,711	0.0
96,586		5.500%, 06/01/2038	105,331	0.0
353,996		5.500%, 06/01/2038	388,388	0.0
363,291		5.500%, 07/01/2038	398,699	0.0
68,135		5.500%, 08/01/2038	74,709	0.0
16,668		5.500%, 08/01/2038	18,231	0.0
84,418		5.500%, 09/01/2038	92,591	0.0
78,119		5.500%, 10/01/2038	85,747	0.0
71,200		5.500%, 10/01/2038	78,142	0.0
191,704		5.500%, 11/01/2038	209,805	0.0
8,595		5.500%, 11/01/2038	9,398	0.0
19,153		5.500%, 12/01/2038	21,020	0.0
27,661		5.500%, 12/01/2038	30,553	0.0
61,991		5.500%, 01/01/2039	68,018	0.0
141,374		5.500%, 03/01/2039	154,573	0.0
49,180		5.500%, 07/01/2039	53,971	0.0
34,980		5.500%, 12/01/2039	38,386	0.0
207,823		5.500%, 03/01/2040	228,101	0.0
152,900		5.500%, 08/01/2040	167,812	0.0
40,936		5.500%, 08/01/2040	44,441	0.0
74,668		5.500%, 08/01/2040	81,903	0.0
61,409		6.000%, 01/01/2022	68,250	0.0
68,878		6.000%, 03/01/2022	76,551	0.0
220,647		6.000%, 10/01/2022	245,228	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
52,029		6.000%, 03/01/2023	$57,826	0.0
804,395		6.000%, 09/01/2027	894,007	0.0
16,891		6.000%, 02/01/2029	18,773	0.0
13,764		6.000%, 05/01/2035	15,451	0.0
577,230		6.000%, 03/01/2037	651,419	0.0
6,321		6.000%, 05/01/2037	7,070	0.0
69,842		6.000%, 07/01/2037	78,027	0.0
77,284		6.000%, 08/01/2037	86,739	0.0
32,396		6.000%, 08/01/2037	36,085	0.0
469,900		6.000%, 09/01/2037	522,754	0.0
1,070		6.000%, 10/01/2037	1,202	0.0
21,364		6.000%, 11/01/2037	23,915	0.0
18,579		6.000%, 12/01/2037	20,834	0.0
2,251		6.000%, 12/01/2037	2,502	0.0
544,880		6.000%, 01/01/2038	607,260	0.0
2,487		6.000%, 04/01/2038	2,776	0.0
15,763		6.000%, 06/01/2038	17,910	0.0
2,012		6.000%, 07/01/2038	2,243	0.0
43,904		6.000%, 08/01/2038	49,430	0.0
79,457		6.000%, 11/01/2038	89,255	0.0
25,053		6.000%, 05/01/2039	27,869	0.0
27,293		6.000%, 08/01/2039	30,342	0.0
3,643		6.000%, 09/01/2039	4,049	0.0
1,332		6.500%, 07/01/2019	1,335	0.0
1,435,290		6.500%, 09/01/2034	1,617,565	0.1
			160,676,456	4.1

		Federal National Mortgage Association: 9.9%(5)
92,226		2.401%, 08/01/2042	93,828	0.0
52,730		2.401%, 08/01/2042	53,604	0.0
45,395		2.401%, 10/01/2044	46,201	0.0
80,499		2.401%, 10/01/2044	81,880	0.0
3,041,684		2.500%, 05/01/2030	2,992,319	0.1
4,704,709		2.500%, 06/01/2030	4,628,288	0.1
6,954,479		2.500%, 06/01/2030	6,841,503	0.2
2,902,565		2.500%, 07/01/2030	2,855,403	0.1
518,183		2.779%, 08/01/2035	538,517	0.0
272,991		2.918%, 02/01/2033	280,176	0.0
6,132,410		3.000%, 08/01/2030	6,140,825	0.2
3,769,295		3.000%, 09/01/2030	3,774,488	0.1
17,104,461		3.000%, 07/01/2043	16,846,219	0.5
1,745,156		3.000%, 08/01/2043	1,718,800	0.1
4,137,083		3.000%, 09/01/2043	4,074,578	0.1
12,764,858		3.000%, 04/01/2045	12,521,338	0.3
8,237,316		3.000%, 08/01/2046	8,066,343	0.2
54,960,300	(6)	3.000%, 04/01/2048	53,607,762	1.4
9,752		3.085%, 04/01/2032	9,884	0.0
7,343		3.157%, 05/01/2036	7,622	0.0
129,714		3.186%, 09/01/2035	133,550	0.0
205,229		3.188%, 07/01/2035	213,260	0.0
37,305		3.205%, 08/01/2035	38,855	0.0
161,049		3.297%, 04/01/2035	168,401	0.0
3,318		3.379%, 09/01/2031	3,449	0.0
408,915		3.383%, 10/01/2035	429,482	0.0
284,387		3.411%, 10/01/2035	297,983	0.0
405,986		3.432%, 10/01/2035	424,370	0.0
1,583,659		3.500%, 12/01/2041	1,599,066	0.1
1,204,093		3.500%, 08/01/2042	1,215,821	0.1
423,949		3.500%, 08/01/2042	427,973	0.0
1,883,979		3.500%, 10/01/2042	1,901,148	0.1
1,060,858		3.500%, 10/01/2042	1,070,513	0.0
560,476		3.500%, 03/01/2043	565,413	0.0
103,000	(6)	3.500%, 04/01/2044	103,223	0.0
5,561,208		3.500%, 01/01/2046	5,594,908	0.2
7,737,061		3.500%, 02/01/2046	7,783,962	0.2
36,463,446		3.500%, 08/01/2046	36,686,806	1.0
5,648,927		3.500%, 08/01/2046	5,683,399	0.2
232,680		3.504%, 02/01/2034	243,521	0.0
380,234		3.560%, 09/01/2034	400,989	0.0
72,671		3.758%, 02/01/2035	75,657	0.0
267		4.000%, 07/01/2018	275	0.0
608		4.000%, 07/01/2018	626	0.0
4,864		4.000%, 08/01/2018	5,006	0.0
44,506		4.000%, 09/01/2018	45,808	0.0
25,014		4.000%, 10/01/2018	25,746	0.0
6,334		4.000%, 12/01/2018	6,520	0.0
68,114		4.000%, 05/01/2019	70,107	0.0
504		4.000%, 06/01/2019	519	0.0
20,396		4.000%, 08/01/2019	20,992	0.0
30,935		4.000%, 05/01/2020	31,840	0.0
40,497		4.000%, 07/01/2021	41,948	0.0
33,117		4.000%, 03/01/2024	34,086	0.0
22,067		4.000%, 03/01/2024	22,713	0.0
236,677		4.000%, 04/01/2024	243,621	0.0
31,625		4.000%, 04/01/2024	32,550	0.0
18,812		4.000%, 04/01/2024	19,466	0.0
29,507		4.000%, 04/01/2024	30,371	0.0
54,104		4.000%, 04/01/2024	55,687	0.0
19,560		4.000%, 04/01/2024	20,133	0.0
219,052		4.000%, 05/01/2024	225,472	0.0
137,815		4.000%, 05/01/2024	141,848	0.0
33,445		4.000%, 05/01/2024	34,429	0.0
42,332		4.000%, 05/01/2024	43,570	0.0
32,243		4.000%, 05/01/2024	33,193	0.0
20,430		4.000%, 05/01/2024	21,028	0.0
222,901		4.000%, 05/01/2024	229,443	0.0
25,696		4.000%, 05/01/2024	26,448	0.0
243,312		4.000%, 05/01/2024	250,432	0.0
212,605		4.000%, 06/01/2024	218,845	0.0
966,422		4.000%, 06/01/2024	994,865	0.0
281,503		4.000%, 06/01/2024	289,787	0.0
22,294		4.000%, 07/01/2024	22,954	0.0
12,742		4.000%, 08/01/2024	13,119	0.0
19,658		4.000%, 09/01/2024	20,235	0.0
79,358		4.000%, 10/01/2024	81,710	0.0
416,778		4.000%, 12/01/2024	435,463	0.0
16,743		4.000%, 01/01/2025	17,238	0.0
7,329		4.000%, 02/01/2025	7,545	0.0
9,729		4.000%, 04/01/2025	10,016	0.0
4,816		4.000%, 05/01/2025	4,957	0.0
91,121		4.000%, 06/01/2025	93,787	0.0
6,771		4.000%, 06/01/2025	6,972	0.0
28,074		4.000%, 07/01/2025	28,900	0.0
2,701		4.000%, 08/01/2025	2,780	0.0
3,012		4.000%, 08/01/2025	3,101	0.0
2,764		4.000%, 09/01/2025	2,845	0.0
293,559		4.000%, 10/01/2025	302,281	0.0
13,602		4.000%, 10/01/2025	14,004	0.0
84,143		4.000%, 11/01/2025	86,643	0.0
17,384		4.000%, 11/01/2025	17,943	0.0
4,146		4.000%, 01/01/2026	4,269	0.0
138,140		4.000%, 01/01/2026	142,238	0.0
831		4.000%, 01/01/2026	855	0.0
153,847		4.000%, 01/01/2026	158,409	0.0
72,211		4.000%, 01/01/2026	74,350	0.0
8,389		4.000%, 02/01/2026	8,634	0.0
5,827		4.000%, 02/01/2026	6,071	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
18,202		4.000%, 02/01/2026	$18,743	0.0
24,712		4.000%, 03/01/2026	25,435	0.0
4,961		4.000%, 04/01/2026	5,107	0.0
722,888		4.000%, 04/01/2026	744,040	0.0
13,576		4.000%, 04/01/2026	13,977	0.0
16,095		4.000%, 04/01/2026	16,573	0.0
40,807		4.000%, 04/01/2026	42,018	0.0
5,929		4.000%, 04/01/2026	6,103	0.0
13,080		4.000%, 05/01/2026	13,467	0.0
32,700		4.000%, 05/01/2026	33,668	0.0
22,056		4.000%, 06/01/2026	22,705	0.0
33,518		4.000%, 06/01/2026	34,512	0.0
133,034		4.000%, 06/01/2026	136,927	0.0
17,185		4.000%, 06/01/2026	17,694	0.0
27,085		4.000%, 06/01/2026	27,877	0.0
62,273		4.000%, 06/01/2026	64,096	0.0
28,099		4.000%, 07/01/2026	28,929	0.0
76,115		4.000%, 07/01/2026	78,591	0.0
116,282		4.000%, 08/01/2026	119,721	0.0
156,411		4.000%, 09/01/2026	161,061	0.0
8,986		4.000%, 05/01/2029	9,232	0.0
62,101		4.000%, 11/01/2030	64,236	0.0
32,698		4.000%, 02/01/2031	33,820	0.0
16,781		4.000%, 10/01/2031	17,481	0.0
10,405,000	(6)	4.000%, 02/25/2039	10,660,133	0.3
12,563,669		4.000%, 12/01/2039	12,990,237	0.4
514,768		4.000%, 07/01/2042	532,391	0.0
1,798,270		4.000%, 07/01/2042	1,859,829	0.1
5,202,703		4.000%, 07/01/2042	5,380,815	0.2
775,104		4.000%, 08/01/2042	801,309	0.0
359,524		4.000%, 08/01/2042	369,369	0.0
1,582,212		4.000%, 08/01/2042	1,636,382	0.1
4,408,947		4.000%, 08/01/2043	4,559,584	0.1
6,862,336		4.000%, 09/01/2043	7,097,706	0.2
330,380		4.000%, 10/01/2043	340,923	0.0
702,221		4.000%, 10/01/2043	724,632	0.0
9,581,817		4.000%, 01/01/2045	9,942,566	0.3
1,402,685		4.000%, 06/01/2045	1,447,083	0.1
1,676,875		4.000%, 07/01/2045	1,734,947	0.1
6,264,841		4.000%, 07/01/2045	6,483,185	0.2
2,820,000		4.000%, 03/01/2048	2,899,139	0.1
1,110,000		4.000%, 03/01/2048	1,141,151	0.0
104,008		4.255%, 12/01/2036	109,724	0.0
961		4.500%, 07/01/2018	968	0.0
4,292		4.500%, 10/01/2018	4,326	0.0
862		4.500%, 03/01/2019	869	0.0
4,615		4.500%, 01/01/2020	4,652	0.0
26,126		4.500%, 02/01/2020	26,334	0.0
5,146		4.500%, 08/01/2020	5,192	0.0
10,240		4.500%, 09/01/2020	10,322	0.0
20,661		4.500%, 11/01/2022	20,844	0.0
936		4.500%, 03/01/2023	972	0.0
2,516		4.500%, 04/01/2023	2,623	0.0
285,340		4.500%, 05/01/2023	297,418	0.0
15,997		4.500%, 05/01/2023	16,490	0.0
22,773		4.500%, 05/01/2023	23,465	0.0
1,135		4.500%, 06/01/2023	1,183	0.0
88,951		4.500%, 07/01/2023	92,723	0.0
6,751		4.500%, 03/01/2024	7,039	0.0
167,570		4.500%, 04/01/2024	174,658	0.0
36,387		4.500%, 04/01/2024	37,938	0.0
72,157		4.500%, 05/01/2024	75,248	0.0
10,500		4.500%, 05/01/2024	10,949	0.0
37,396		4.500%, 06/01/2024	39,010	0.0
46,916		4.500%, 08/01/2024	48,852	0.0
4,965		4.500%, 09/01/2024	5,177	0.0
199,073		4.500%, 11/01/2024	207,638	0.0
56,593		4.500%, 01/01/2025	59,040	0.0
61,620		4.500%, 02/01/2025	62,111	0.0
29,168		4.500%, 03/01/2025	30,419	0.0
7,142		4.500%, 04/01/2025	7,389	0.0
16,298		4.500%, 04/01/2025	16,428	0.0
14,559		4.500%, 04/01/2025	15,187	0.0
49,510		4.500%, 05/01/2025	51,653	0.0
3,534		4.500%, 06/01/2025	3,687	0.0
3,912		4.500%, 06/01/2025	3,943	0.0
384,349		4.500%, 07/01/2025	400,969	0.0
17,800		4.500%, 07/01/2025	18,563	0.0
74,165		4.500%, 10/01/2025	77,716	0.0
76,791		4.500%, 01/01/2026	79,997	0.0
132,068		4.500%, 03/01/2026	133,119	0.0
31,344		4.500%, 06/01/2026	32,499	0.0
62,558		4.500%, 07/01/2026	65,268	0.0
41,413		4.500%, 07/01/2026	43,201	0.0
958,831		4.500%, 04/01/2029	1,007,168	0.0
180,710		4.500%, 06/01/2029	189,826	0.0
14,159		4.500%, 06/01/2029	14,872	0.0
183,303		4.500%, 07/01/2029	194,624	0.0
3,877		4.500%, 10/01/2029	4,074	0.0
19,906		4.500%, 06/01/2030	20,927	0.0
648,519		4.500%, 10/01/2030	681,725	0.0
155,595		4.500%, 02/01/2031	163,572	0.0
123,794		4.500%, 05/01/2031	130,144	0.0
84,852		4.500%, 10/01/2033	89,347	0.0
38,346		4.500%, 01/01/2034	40,353	0.0
10,949		4.500%, 07/01/2034	11,529	0.0
42,455		4.500%, 09/01/2035	44,526	0.0
5,972		4.500%, 09/01/2035	6,287	0.0
81,657		4.500%, 11/01/2035	85,974	0.0
392,955		4.500%, 02/01/2036	411,771	0.0
141,632		4.500%, 01/01/2037	148,824	0.0
73,595		4.500%, 09/01/2037	77,528	0.0
5,660		4.500%, 02/01/2038	5,943	0.0
39,122		4.500%, 01/01/2039	41,335	0.0
78,900		4.500%, 02/01/2039	83,467	0.0
2,277		4.500%, 02/01/2039	2,386	0.0
163,833		4.500%, 04/01/2039	173,220	0.0
150,839		4.500%, 04/01/2039	159,485	0.0
37,004		4.500%, 04/01/2039	39,132	0.0
28,374		4.500%, 05/01/2039	30,015	0.0
208,375		4.500%, 05/01/2039	220,336	0.0
888		4.500%, 05/01/2039	940	0.0
170,321		4.500%, 05/01/2039	179,712	0.0
187,989		4.500%, 05/01/2039	198,753	0.0
2,048,912		4.500%, 05/01/2039	2,167,409	0.1
8,948		4.500%, 05/01/2039	9,476	0.0
8,923		4.500%, 06/01/2039	9,379	0.0
201,340		4.500%, 06/01/2039	212,855	0.0
110,761		4.500%, 07/01/2039	117,310	0.0
38,209		4.500%, 07/01/2039	40,418	0.0
92,457		4.500%, 07/01/2039	97,808	0.0
265,953		4.500%, 08/01/2039	281,359	0.0
175,061		4.500%, 08/01/2039	185,175	0.0
594,007		4.500%, 08/01/2039	628,409	0.0
136,513		4.500%, 08/01/2039	144,419	0.0
379,675		4.500%, 09/01/2039	401,683	0.0
387,259		4.500%, 10/01/2039	409,690	0.0
25,866		4.500%, 11/01/2039	27,364	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
201,367	4.500%, 11/01/2039	$213,031	0.0
24,549	4.500%, 12/01/2039	25,774	0.0
11,195	4.500%, 12/01/2039	11,845	0.0
4,085	4.500%, 01/01/2040	4,280	0.0
1,034,234	4.500%, 01/01/2040	1,094,124	0.0
406,386	4.500%, 02/01/2040	430,000	0.0
196,981	4.500%, 02/01/2040	208,427	0.0
134,381	4.500%, 04/01/2040	142,188	0.0
1,673,243	4.500%, 04/01/2040	1,770,400	0.1
40,432	4.500%, 05/01/2040	42,494	0.0
253,857	4.500%, 05/01/2040	266,013	0.0
7,786	4.500%, 06/01/2040	8,237	0.0
768,463	4.500%, 06/01/2040	813,364	0.0
98,984	4.500%, 06/01/2040	104,728	0.0
300,471	4.500%, 06/01/2040	317,915	0.0
173,332	4.500%, 06/01/2040	183,424	0.0
173,287	4.500%, 07/01/2040	182,964	0.0
95,342	4.500%, 07/01/2040	100,310	0.0
280,210	4.500%, 07/01/2040	296,524	0.0
233,800	4.500%, 08/01/2040	247,316	0.0
333,233	4.500%, 08/01/2040	352,572	0.0
205,251	4.500%, 08/01/2040	217,199	0.0
5,240	4.500%, 08/01/2040	5,546	0.0
53,968	4.500%, 08/01/2040	56,732	0.0
82,179	4.500%, 08/01/2040	86,954	0.0
9,991	4.500%, 08/01/2040	10,501	0.0
6,213	4.500%, 08/01/2040	6,576	0.0
463,397	4.500%, 09/01/2040	490,401	0.0
25,118	4.500%, 09/01/2040	26,320	0.0
71,117	4.500%, 09/01/2040	75,253	0.0
114,505	4.500%, 09/01/2040	119,988	0.0
51,253	4.500%, 09/01/2040	54,232	0.0
41,768	4.500%, 09/01/2040	44,201	0.0
32,641	4.500%, 09/01/2040	34,316	0.0
296,251	4.500%, 10/01/2040	313,437	0.0
297,323	4.500%, 10/01/2040	312,830	0.0
168,959	4.500%, 10/01/2040	178,783	0.0
98,872	4.500%, 10/01/2040	103,944	0.0
94,435	4.500%, 10/01/2040	99,930	0.0
63,504	4.500%, 11/01/2040	67,195	0.0
682,364	4.500%, 11/01/2040	721,097	0.0
157,933	4.500%, 11/01/2040	166,749	0.0
128,459	4.500%, 11/01/2040	135,900	0.0
1,836,047	4.500%, 11/01/2040	1,943,049	0.1
959,249	4.500%, 11/01/2040	1,015,082	0.0
92,187	4.500%, 12/01/2040	97,554	0.0
59,535	4.500%, 12/01/2040	63,011	0.0
8,454	4.500%, 12/01/2040	8,926	0.0
177,655	4.500%, 12/01/2040	187,999	0.0
46,205	4.500%, 12/01/2040	48,585	0.0
101,395	4.500%, 12/01/2040	107,300	0.0
383,386	4.500%, 12/01/2040	405,722	0.0
292,715	4.500%, 12/01/2040	310,714	0.0
74,865	4.500%, 12/01/2040	79,111	0.0
42,906	4.500%, 01/01/2041	45,408	0.0
316,885	4.500%, 01/01/2041	335,342	0.0
1,145,977	4.500%, 01/01/2041	1,212,726	0.1
445,840	4.500%, 01/01/2041	471,788	0.0
103,836	4.500%, 01/01/2041	109,880	0.0
194,255	4.500%, 02/01/2041	205,591	0.0
212,954	4.500%, 02/01/2041	225,360	0.0
85,930	4.500%, 02/01/2041	90,045	0.0
140,098	4.500%, 02/01/2041	148,264	0.0
65,538	4.500%, 02/01/2041	69,351	0.0
186,669	4.500%, 03/01/2041	197,524	0.0
172,166	4.500%, 03/01/2041	182,184	0.0
63,693	4.500%, 03/01/2041	67,393	0.0
395,695	4.500%, 03/01/2041	419,226	0.0
213,420	4.500%, 03/01/2041	225,842	0.0
11,981	4.500%, 03/01/2041	12,678	0.0
64,878	4.500%, 03/01/2041	68,657	0.0
63,756	4.500%, 03/01/2041	67,379	0.0
153,836	4.500%, 03/01/2041	162,786	0.0
27,713	4.500%, 04/01/2041	29,040	0.0
1,065,504	4.500%, 04/01/2041	1,126,845	0.0
94,463	4.500%, 04/01/2041	99,918	0.0
242,639	4.500%, 04/01/2041	254,257	0.0
137,136	4.500%, 04/01/2041	143,702	0.0
14,891	4.500%, 04/01/2041	15,757	0.0
570,284	4.500%, 04/01/2041	603,416	0.0
177,719	4.500%, 04/01/2041	186,229	0.0
57,931	4.500%, 04/01/2041	60,705	0.0
1,327,714	4.500%, 05/01/2041	1,404,164	0.1
928,575	4.500%, 05/01/2041	985,798	0.0
63,523	4.500%, 05/01/2041	67,231	0.0
99,418	4.500%, 05/01/2041	105,055	0.0
7,378	4.500%, 05/01/2041	7,809	0.0
48,606	4.500%, 05/01/2041	51,328	0.0
12,284	4.500%, 05/01/2041	12,998	0.0
828,755	4.500%, 05/01/2041	877,102	0.0
493,695	4.500%, 05/01/2041	521,096	0.0
32,852	4.500%, 06/01/2041	34,772	0.0
603,406	4.500%, 06/01/2041	634,434	0.0
114,101	4.500%, 06/01/2041	120,411	0.0
13,547	4.500%, 07/01/2041	14,324	0.0
4,750	4.500%, 07/01/2041	5,027	0.0
102,955	4.500%, 07/01/2041	108,681	0.0
169,860	4.500%, 07/01/2041	179,644	0.0
79,155	4.500%, 07/01/2041	83,772	0.0
76,537	4.500%, 07/01/2041	80,342	0.0
33,695	4.500%, 07/01/2041	35,565	0.0
328,323	4.500%, 07/01/2041	347,376	0.0
91,706	4.500%, 08/01/2041	96,097	0.0
256,673	4.500%, 08/01/2041	268,963	0.0
128,235	4.500%, 08/01/2041	135,691	0.0
259,434	4.500%, 08/01/2041	274,570	0.0
536,920	4.500%, 08/01/2041	565,423	0.0
318,112	4.500%, 08/01/2041	336,660	0.0
480,171	4.500%, 08/01/2041	503,165	0.0
43,908	4.500%, 08/01/2041	46,419	0.0
263,931	4.500%, 09/01/2041	277,489	0.0
13,343	4.500%, 09/01/2041	14,117	0.0
1,167,444	4.500%, 09/01/2041	1,233,599	0.1
39,364	4.500%, 09/01/2041	41,659	0.0
2,149,105	4.500%, 10/01/2041	2,274,399	0.1
2,099,283	4.500%, 10/01/2041	2,215,803	0.1
902,225	4.500%, 10/01/2041	953,016	0.0
106,095	4.500%, 10/01/2041	112,145	0.0
51,556	4.500%, 10/01/2041	54,120	0.0
281,766	4.500%, 10/01/2041	297,158	0.0
73,120	4.500%, 10/01/2041	76,621	0.0
412,640	4.500%, 10/01/2041	436,714	0.0
12,566	4.500%, 11/01/2041	13,295	0.0
753,825	4.500%, 11/01/2041	795,981	0.0
1,652,738	4.500%, 12/01/2041	1,743,110	0.1
440,299	4.500%, 12/01/2041	464,740	0.0
104,861	4.500%, 01/01/2042	110,466	0.0
67,934	4.500%, 01/01/2042	71,691	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
28,394	4.500%, 01/01/2042	$30,077	0.0
6,890	4.500%, 02/01/2042	7,221	0.0
16,918	4.500%, 03/01/2042	17,728	0.0
130,948	4.500%, 03/01/2042	137,691	0.0
168,597	4.500%, 04/01/2042	177,323	0.0
12,851	4.500%, 06/01/2042	13,466	0.0
14,250	4.500%, 08/01/2042	15,096	0.0
9,744	4.500%, 09/01/2042	10,211	0.0
7,164	4.500%, 01/01/2043	7,507	0.0
18,872	4.500%, 12/01/2043	19,915	0.0
1,055,591	4.500%, 04/01/2047	1,110,511	0.0
663,193	4.500%, 05/01/2047	701,396	0.0
239,814	4.500%, 05/01/2047	252,803	0.0
1,326,176	4.500%, 06/01/2047	1,396,372	0.1
1,143,095	4.500%, 06/01/2047	1,203,718	0.1
1,191,275	4.500%, 07/01/2047	1,260,157	0.1
1,590,078	4.500%, 07/01/2047	1,674,407	0.1
1,388,529	4.500%, 08/01/2047	1,462,169	0.1
1,445	5.000%, 04/01/2023	1,546	0.0
46,571	5.000%, 12/01/2023	47,329	0.0
2,080	5.000%, 12/01/2023	2,225	0.0
102,791	5.000%, 04/01/2026	109,944	0.0
131,057	5.000%, 05/01/2026	140,177	0.0
99,319	5.000%, 08/01/2027	106,231	0.0
32,875	5.000%, 04/01/2028	35,163	0.0
275,262	5.000%, 05/01/2033	296,198	0.0
477,742	5.000%, 06/01/2033	516,003	0.0
35,223	5.000%, 08/01/2033	38,053	0.0
521,492	5.000%, 09/01/2033	563,338	0.0
124,618	5.000%, 02/01/2034	134,613	0.0
252,690	5.000%, 03/01/2034	273,451	0.0
80,431	5.000%, 06/01/2034	86,866	0.0
14,606	5.000%, 11/01/2034	15,772	0.0
568,598	5.000%, 02/01/2035	614,173	0.0
605,017	5.000%, 03/01/2035	653,484	0.0
32,988	5.000%, 04/01/2035	35,329	0.0
18,008	5.000%, 05/01/2035	19,452	0.0
2,189,498	5.000%, 07/01/2035	2,365,181	0.1
803,304	5.000%, 07/01/2035	867,767	0.0
149,966	5.000%, 08/01/2035	160,592	0.0
10,532	5.000%, 09/01/2035	11,377	0.0
219,077	5.000%, 09/01/2035	236,686	0.0
5,713	5.000%, 10/01/2035	6,171	0.0
291,490	5.000%, 10/01/2035	314,834	0.0
139,054	5.000%, 12/01/2035	150,185	0.0
329,042	5.000%, 02/01/2036	355,412	0.0
104,768	5.000%, 03/01/2036	113,173	0.0
130,058	5.000%, 04/01/2036	140,377	0.0
95,116	5.000%, 05/01/2036	102,749	0.0
697,080	5.000%, 07/01/2036	753,031	0.0
2,786,892	5.000%, 12/01/2036	3,009,765	0.1
1,102,972	5.000%, 07/01/2037	1,191,733	0.1
2,672,610	5.000%, 07/01/2037	2,887,074	0.1
77,764	5.000%, 04/01/2038	83,232	0.0
80,575	5.000%, 04/01/2039	86,308	0.0
86,068	5.000%, 07/01/2039	93,048	0.0
807,583	5.000%, 11/01/2040	873,566	0.0
93,274	5.000%, 03/01/2041	99,765	0.0
79,037	5.000%, 04/01/2041	84,813	0.0
370,188	5.000%, 05/01/2041	399,197	0.0
1,756,455	5.000%, 06/01/2041	1,900,540	0.1
1,114,170	5.000%, 06/01/2041	1,205,618	0.1
60	5.500%, 01/01/2020	60	0.0
1,323	5.500%, 02/01/2021	1,344	0.0
930	5.500%, 04/01/2021	950	0.0
8,487	5.500%, 06/01/2022	8,790	0.0
19,041	5.500%, 11/01/2022	19,940	0.0
1,457	5.500%, 11/01/2022	1,483	0.0
1,017	5.500%, 11/01/2022	1,035	0.0
464	5.500%, 12/01/2022	483	0.0
155,077	5.500%, 06/01/2023	168,445	0.0
33,879	5.500%, 07/01/2023	35,524	0.0
5,786	5.500%, 07/01/2023	5,991	0.0
20,457	5.500%, 09/01/2023	21,434	0.0
9,236	5.500%, 01/01/2025	9,522	0.0
2,351	5.500%, 08/01/2025	2,432	0.0
16,869	5.500%, 07/01/2026	18,323	0.0
11,190	5.500%, 12/01/2027	12,155	0.0
18,494	5.500%, 04/01/2028	20,089	0.0
11,369	5.500%, 08/01/2028	12,355	0.0
14,074	5.500%, 01/01/2029	15,287	0.0
6,307	5.500%, 09/01/2029	6,851	0.0
123,696	5.500%, 10/01/2029	135,478	0.0
4,975	5.500%, 01/01/2032	5,404	0.0
1,705	5.500%, 04/01/2033	1,872	0.0
113,044	5.500%, 04/01/2033	124,011	0.0
73,012	5.500%, 10/01/2033	79,312	0.0
27,364	5.500%, 10/01/2033	29,795	0.0
2,008	5.500%, 11/01/2033	2,202	0.0
12,478	5.500%, 11/01/2033	13,700	0.0
9,909	5.500%, 11/01/2033	10,859	0.0
15,430	5.500%, 11/01/2033	16,953	0.0
27,516	5.500%, 12/01/2033	29,893	0.0
1,978	5.500%, 12/01/2033	2,170	0.0
4,064	5.500%, 12/01/2033	4,414	0.0
24,822	5.500%, 12/01/2033	27,272	0.0
141,916	5.500%, 12/01/2033	154,767	0.0
327,830	5.500%, 12/01/2033	357,205	0.0
66,590	5.500%, 12/01/2033	73,175	0.0
133,197	5.500%, 01/01/2034	146,357	0.0
1,256	5.500%, 01/01/2034	1,378	0.0
23,266	5.500%, 01/01/2034	25,284	0.0
35,147	5.500%, 01/01/2034	38,216	0.0
20,134	5.500%, 01/01/2034	22,126	0.0
14,154	5.500%, 06/01/2034	15,527	0.0
35,901	5.500%, 11/01/2034	39,134	0.0
85,178	5.500%, 11/01/2034	93,601	0.0
1,774	5.500%, 12/01/2034	1,949	0.0
10,867	5.500%, 01/01/2035	11,962	0.0
25,043	5.500%, 01/01/2035	27,526	0.0
53,662	5.500%, 01/01/2035	58,666	0.0
62,451	5.500%, 01/01/2035	68,583	0.0
2,506,686	5.500%, 02/01/2035	2,754,832	0.1
11,118	5.500%, 02/01/2035	12,083	0.0
22,622	5.500%, 03/01/2035	24,572	0.0
78,750	5.500%, 06/01/2035	85,703	0.0
18,075	5.500%, 07/01/2035	19,859	0.0
1,558,642	5.500%, 08/01/2035	1,723,770	0.1
6,910	5.500%, 10/01/2035	7,589	0.0
84,686	5.500%, 11/01/2035	93,032	0.0
975	5.500%, 11/01/2035	1,064	0.0
21,111	5.500%, 12/01/2035	23,191	0.0
1,064	5.500%, 12/01/2035	1,169	0.0
243,912	5.500%, 12/01/2035	267,897	0.0
1,485	5.500%, 12/01/2035	1,633	0.0
20,761	5.500%, 01/01/2036	22,794	0.0
146,236	5.500%, 01/01/2036	160,652	0.0
1,629	5.500%, 02/01/2036	1,769	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
22,131	5.500%, 04/01/2036	$24,333	0.0
1,646,283	5.500%, 07/01/2036	1,812,000	0.1
693	5.500%, 08/01/2036	757	0.0
131,625	5.500%, 09/01/2036	144,562	0.0
84,231	5.500%, 09/01/2036	92,562	0.0
2,126	5.500%, 12/01/2036	2,335	0.0
275,459	5.500%, 12/01/2036	301,859	0.0
207,134	5.500%, 12/01/2036	226,666	0.0
3,550	5.500%, 12/01/2036	3,886	0.0
148,430	5.500%, 01/01/2037	163,180	0.0
27,209	5.500%, 01/01/2037	29,873	0.0
177,706	5.500%, 02/01/2037	195,089	0.0
521,550	5.500%, 03/01/2037	573,118	0.0
16,997	5.500%, 04/01/2037	18,562	0.0
47,924	5.500%, 05/01/2037	52,522	0.0
4,120	5.500%, 05/01/2037	4,495	0.0
29,268	5.500%, 05/01/2037	32,087	0.0
1,091	5.500%, 05/01/2037	1,196	0.0
107,761	5.500%, 06/01/2037	118,177	0.0
40,130	5.500%, 06/01/2037	43,703	0.0
38,618	5.500%, 07/01/2037	42,348	0.0
26,309	5.500%, 08/01/2037	28,918	0.0
43,229	5.500%, 08/01/2037	47,424	0.0
77,177	5.500%, 08/01/2037	84,817	0.0
192,247	5.500%, 09/01/2037	210,956	0.0
1,076	5.500%, 11/01/2037	1,177	0.0
784,827	5.500%, 01/01/2038	858,603	0.0
2,229	5.500%, 02/01/2038	2,436	0.0
1,053	5.500%, 02/01/2038	1,147	0.0
518,244	5.500%, 03/01/2038	570,228	0.0
23,689	5.500%, 03/01/2038	25,833	0.0
39,014	5.500%, 04/01/2038	42,793	0.0
135,300	5.500%, 04/01/2038	148,062	0.0
1,194	5.500%, 04/01/2038	1,304	0.0
271,490	5.500%, 05/01/2038	297,493	0.0
5,538	5.500%, 05/01/2038	6,073	0.0
18,124	5.500%, 05/01/2038	19,819	0.0
161,377	5.500%, 06/01/2038	177,140	0.0
38,641	5.500%, 06/01/2038	42,037	0.0
3,217,083	5.500%, 06/01/2038	3,531,282	0.1
911	5.500%, 07/01/2038	997	0.0
90,210	5.500%, 07/01/2038	99,391	0.0
63,957	5.500%, 07/01/2038	69,934	0.0
128,497	5.500%, 07/01/2038	140,484	0.0
20,352	5.500%, 08/01/2038	22,372	0.0
155,297	5.500%, 08/01/2038	169,161	0.0
37,212	5.500%, 08/01/2038	40,600	0.0
355,967	5.500%, 11/01/2038	390,025	0.0
105,278	5.500%, 11/01/2038	115,479	0.0
1,718	5.500%, 12/01/2038	1,866	0.0
51,703	5.500%, 12/01/2038	56,642	0.0
313	5.500%, 12/01/2038	341	0.0
98,055	5.500%, 01/01/2039	107,657	0.0
697,359	5.500%, 01/01/2039	764,525	0.0
190,837	5.500%, 01/01/2039	209,494	0.0
35,973	5.500%, 03/01/2039	39,605	0.0
304,409	5.500%, 06/01/2039	335,252	0.0
522,694	5.500%, 06/01/2039	575,452	0.0
28,252	5.500%, 05/01/2040	30,714	0.0
32,227	5.500%, 07/01/2041	35,224	0.0
649,010	5.500%, 09/01/2041	713,285	0.0
826	6.000%, 09/01/2018	826	0.0
895	6.000%, 10/01/2018	898	0.0
245	6.000%, 12/01/2018	272	0.0
1,641	6.000%, 05/01/2021	1,825	0.0
18,856	6.000%, 09/01/2021	20,966	0.0
20,721	6.000%, 04/01/2022	23,040	0.0
47,673	6.000%, 06/01/2022	53,008	0.0
7,904	6.000%, 01/01/2023	8,788	0.0
1,121	6.000%, 03/01/2024	1,246	0.0
143,477	6.000%, 11/01/2028	159,536	0.0
748	6.000%, 04/01/2031	837	0.0
328	6.000%, 01/01/2032	365	0.0
1,661	6.000%, 11/01/2032	1,861	0.0
1,042	6.000%, 11/01/2032	1,158	0.0
75,765	6.000%, 01/01/2033	84,998	0.0
4,685	6.000%, 09/01/2033	5,209	0.0
1,063	6.000%, 01/01/2034	1,194	0.0
172,171	6.000%, 08/01/2034	191,439	0.0
190,226	6.000%, 06/01/2035	213,870	0.0
19,552	6.000%, 07/01/2035	22,000	0.0
11,822	6.000%, 07/01/2035	13,146	0.0
6,869	6.000%, 07/01/2035	7,638	0.0
9,904	6.000%, 07/01/2035	11,136	0.0
434	6.000%, 10/01/2035	482	0.0
3,861	6.000%, 10/01/2035	4,295	0.0
102,570	6.000%, 11/01/2035	115,576	0.0
237,046	6.000%, 12/01/2035	263,653	0.0
2,622	6.000%, 12/01/2035	2,916	0.0
94,909	6.000%, 12/01/2035	106,628	0.0
11,124	6.000%, 01/01/2036	12,476	0.0
59,495	6.000%, 02/01/2036	66,885	0.0
610	6.000%, 02/01/2036	678	0.0
26,051	6.000%, 02/01/2036	28,974	0.0
69,601	6.000%, 02/01/2036	78,322	0.0
58,095	6.000%, 03/01/2036	65,320	0.0
56,146	6.000%, 03/01/2036	63,130	0.0
40,998	6.000%, 04/01/2036	46,101	0.0
70,367	6.000%, 04/01/2036	79,109	0.0
26,146	6.000%, 05/01/2036	29,384	0.0
13,324	6.000%, 05/01/2036	14,815	0.0
560	6.000%, 06/01/2036	624	0.0
4,456	6.000%, 06/01/2036	5,002	0.0
1,770	6.000%, 07/01/2036	1,968	0.0
20,859	6.000%, 07/01/2036	23,194	0.0
5,741	6.000%, 07/01/2036	6,388	0.0
2,853	6.000%, 07/01/2036	3,173	0.0
133,202	6.000%, 07/01/2036	149,899	0.0
6,993	6.000%, 08/01/2036	7,801	0.0
64,857	6.000%, 08/01/2036	72,888	0.0
35,558	6.000%, 08/01/2036	39,809	0.0
387,579	6.000%, 08/01/2036	435,142	0.0
7,677	6.000%, 08/01/2036	8,570	0.0
587,852	6.000%, 08/01/2036	660,747	0.0
28,440	6.000%, 09/01/2036	31,935	0.0
98,597	6.000%, 09/01/2036	109,980	0.0
111,947	6.000%, 09/01/2036	124,475	0.0
49,791	6.000%, 09/01/2036	55,365	0.0
507	6.000%, 09/01/2036	567	0.0
51,540	6.000%, 09/01/2036	57,876	0.0
21,847	6.000%, 09/01/2036	24,536	0.0
23,597	6.000%, 09/01/2036	26,348	0.0
25,479	6.000%, 10/01/2036	28,609	0.0
52,636	6.000%, 10/01/2036	59,164	0.0
6,727	6.000%, 10/01/2036	7,480	0.0
15,522	6.000%, 10/01/2036	17,269	0.0
75,626	6.000%, 10/01/2036	84,371	0.0
50,685	6.000%, 10/01/2036	56,862	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
4,280	6.000%, 11/01/2036	$4,758	0.0
41,374	6.000%, 11/01/2036	46,524	0.0
17,612	6.000%, 11/01/2036	19,583	0.0
14,223	6.000%, 11/01/2036	15,856	0.0
68,175	6.000%, 11/01/2036	75,805	0.0
11,701	6.000%, 12/01/2036	13,145	0.0
74,802	6.000%, 12/01/2036	84,096	0.0
25,280	6.000%, 12/01/2036	28,109	0.0
6,442	6.000%, 12/01/2036	7,245	0.0
2,150	6.000%, 12/01/2036	2,399	0.0
49,435	6.000%, 12/01/2036	54,967	0.0
110,816	6.000%, 12/01/2036	123,217	0.0
12,933	6.000%, 01/01/2037	14,541	0.0
12,441	6.000%, 01/01/2037	13,833	0.0
1,602	6.000%, 01/01/2037	1,797	0.0
1,328	6.000%, 01/01/2037	1,492	0.0
3,249	6.000%, 01/01/2037	3,613	0.0
60,277	6.000%, 01/01/2037	67,022	0.0
47,927	6.000%, 01/01/2037	53,801	0.0
9,003	6.000%, 02/01/2037	10,014	0.0
4,915	6.000%, 02/01/2037	5,522	0.0
26,996	6.000%, 02/01/2037	30,302	0.0
151,670	6.000%, 02/01/2037	170,440	0.0
75,756	6.000%, 02/01/2037	84,233	0.0
199,167	6.000%, 03/01/2037	223,773	0.0
30,542	6.000%, 03/01/2037	34,148	0.0
28,898	6.000%, 03/01/2037	32,473	0.0
1,452	6.000%, 03/01/2037	1,632	0.0
32,627	6.000%, 03/01/2037	36,571	0.0
17,490	6.000%, 03/01/2037	19,621	0.0
27,451	6.000%, 04/01/2037	30,801	0.0
5,114	6.000%, 04/01/2037	5,687	0.0
104,719	6.000%, 04/01/2037	117,449	0.0
61,952	6.000%, 04/01/2037	69,410	0.0
13,070	6.000%, 04/01/2037	14,694	0.0
1,253	6.000%, 04/01/2037	1,394	0.0
201,361	6.000%, 04/01/2037	225,928	0.0
57,283	6.000%, 04/01/2037	63,888	0.0
859	6.000%, 04/01/2037	955	0.0
3,572	6.000%, 04/01/2037	3,971	0.0
2,759	6.000%, 04/01/2037	3,089	0.0
711	6.000%, 04/01/2037	791	0.0
46,746	6.000%, 04/01/2037	51,978	0.0
53,037	6.000%, 04/01/2037	58,986	0.0
69,131	6.000%, 04/01/2037	77,666	0.0
30,539	6.000%, 04/01/2037	33,957	0.0
7,717	6.000%, 05/01/2037	8,665	0.0
16,484	6.000%, 05/01/2037	18,341	0.0
83,292	6.000%, 05/01/2037	92,613	0.0
57,080	6.000%, 05/01/2037	64,124	0.0
27,782	6.000%, 05/01/2037	31,192	0.0
24,285	6.000%, 05/01/2037	27,002	0.0
3,137	6.000%, 05/01/2037	3,505	0.0
160,583	6.000%, 05/01/2037	180,604	0.0
38,245	6.000%, 05/01/2037	42,525	0.0
33,463	6.000%, 05/01/2037	37,218	0.0
6,649	6.000%, 05/01/2037	7,415	0.0
1,353	6.000%, 05/01/2037	1,504	0.0
36,868	6.000%, 05/01/2037	41,009	0.0
12,707	6.000%, 06/01/2037	14,294	0.0
1,347	6.000%, 06/01/2037	1,498	0.0
27,715	6.000%, 06/01/2037	30,817	0.0
5,878	6.000%, 06/01/2037	6,536	0.0
2,896	6.000%, 06/01/2037	3,220	0.0
10,944	6.000%, 06/01/2037	12,291	0.0
102,515	6.000%, 06/01/2037	115,042	0.0
4,277	6.000%, 06/01/2037	4,756	0.0
8,975	6.000%, 07/01/2037	9,986	0.0
27,507	6.000%, 07/01/2037	30,719	0.0
152,492	6.000%, 07/01/2037	169,556	0.0
26,953	6.000%, 07/01/2037	29,969	0.0
64,199	6.000%, 07/01/2037	71,384	0.0
9,980	6.000%, 07/01/2037	11,152	0.0
17,954	6.000%, 07/01/2037	20,014	0.0
15,277	6.000%, 07/01/2037	16,987	0.0
110,270	6.000%, 07/01/2037	123,852	0.0
5,115	6.000%, 07/01/2037	5,743	0.0
22,256	6.000%, 07/01/2037	24,747	0.0
110,030	6.000%, 08/01/2037	123,796	0.0
135,082	6.000%, 08/01/2037	150,199	0.0
40,547	6.000%, 08/01/2037	45,472	0.0
16,467	6.000%, 08/01/2037	18,310	0.0
7,071	6.000%, 08/01/2037	7,862	0.0
11,507	6.000%, 08/01/2037	13,011	0.0
19,570	6.000%, 08/01/2037	21,760	0.0
84,945	6.000%, 08/01/2037	94,695	0.0
13,860	6.000%, 09/01/2037	15,411	0.0
505,261	6.000%, 09/01/2037	567,473	0.0
102,564	6.000%, 09/01/2037	115,060	0.0
25,035	6.000%, 09/01/2037	27,845	0.0
13,004	6.000%, 09/01/2037	14,459	0.0
32,142	6.000%, 09/01/2037	36,130	0.0
2,181	6.000%, 09/01/2037	2,438	0.0
6,146	6.000%, 09/01/2037	6,890	0.0
49,049	6.000%, 10/01/2037	54,815	0.0
5,088	6.000%, 10/01/2037	5,675	0.0
59,681	6.000%, 11/01/2037	66,705	0.0
1,765	6.000%, 11/01/2037	1,983	0.0
92,191	6.000%, 11/01/2037	103,518	0.0
1,868	6.000%, 12/01/2037	2,088	0.0
52,934	6.000%, 12/01/2037	58,987	0.0
95,299	6.000%, 12/01/2037	106,535	0.0
20,818	6.000%, 12/01/2037	23,375	0.0
33,942	6.000%, 12/01/2037	37,742	0.0
159,035	6.000%, 12/01/2037	178,493	0.0
43,964	6.000%, 02/01/2038	49,232	0.0
190,014	6.000%, 02/01/2038	213,119	0.0
242,797	6.000%, 02/01/2038	272,751	0.0
2,347	6.000%, 03/01/2038	2,652	0.0
26,678	6.000%, 03/01/2038	29,865	0.0
10,148	6.000%, 03/01/2038	11,284	0.0
120,091	6.000%, 05/01/2038	134,074	0.0
6,722	6.000%, 05/01/2038	7,544	0.0
22,413	6.000%, 06/01/2038	25,176	0.0
2,985	6.000%, 06/01/2038	3,319	0.0
143,100	6.000%, 07/01/2038	159,207	0.0
87,595	6.000%, 07/01/2038	98,059	0.0
2,468	6.000%, 08/01/2038	2,773	0.0
561	6.000%, 08/01/2038	624	0.0
1,638	6.000%, 08/01/2038	1,821	0.0
53,300	6.000%, 09/01/2038	59,906	0.0
7,455	6.000%, 09/01/2038	8,291	0.0
11,550	6.000%, 09/01/2038	12,969	0.0
25,286	6.000%, 09/01/2038	28,125	0.0
2,722	6.000%, 10/01/2038	3,026	0.0
22,306	6.000%, 10/01/2038	25,069	0.0
65,146	6.000%, 10/01/2038	72,933	0.0
3,790	6.000%, 10/01/2038	4,246	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
122,762		6.000%, 10/01/2038	$136,500	0.0
75,483		6.000%, 10/01/2038	83,930	0.0
28,582		6.000%, 10/01/2038	32,083	0.0
1,388		6.000%, 11/01/2038	1,555	0.0
1,275		6.000%, 11/01/2038	1,418	0.0
160,271		6.000%, 11/01/2038	178,621	0.0
4,372		6.000%, 12/01/2038	4,861	0.0
125,852		6.000%, 12/01/2038	141,164	0.0
41,345		6.000%, 12/01/2038	46,195	0.0
37,648		6.000%, 10/01/2039	42,250	0.0
2,717		6.000%, 10/01/2039	3,066	0.0
785,125		6.000%, 02/01/2040	881,077	0.0
34,786		6.000%, 04/01/2040	39,049	0.0
174,902		6.000%, 09/01/2040	194,581	0.0
359,467		6.000%, 10/01/2040	403,533	0.0
529,520		6.000%, 05/01/2041	594,260	0.0
8,176		6.500%, 04/01/2027	9,129	0.0
2,212		6.500%, 02/01/2028	2,469	0.0
40		6.500%, 06/01/2029	44	0.0
1,626		6.500%, 07/01/2029	1,815	0.0
10,113		6.500%, 01/01/2032	11,294	0.0
13,639		6.500%, 04/01/2032	15,234	0.0
6,448		6.500%, 09/01/2032	7,197	0.0
14,784		6.500%, 10/01/2032	16,505	0.0
18,415		6.500%, 10/01/2032	20,565	0.0
9,355		6.500%, 03/01/2038	10,626	0.0
1,657		7.000%, 08/01/2025	1,769	0.0
280		7.000%, 12/01/2025	280	0.0
1,770		7.000%, 02/01/2026	1,779	0.0
8,480		7.000%, 03/01/2026	9,026	0.0
17,571		7.000%, 03/01/2026	18,599	0.0
3,446		7.000%, 03/01/2026	3,481	0.0
1,217		7.000%, 12/01/2027	1,252	0.0
621,671		7.000%, 03/01/2038	741,190	0.0
813,672		7.000%, 04/01/2038	965,828	0.0
578		7.500%, 11/01/2029	582	0.0
16,284		7.500%, 09/01/2031	18,870	0.0
			385,951,687	9.9

		Government National Mortgage Association: 1.4%
10,032,000	(6)	3.000%, 04/01/2044	9,870,352	0.3
7,722,189		3.500%, 07/20/2047	7,829,723	0.2
18,455,000	(6)	3.500%, 04/01/2048	18,635,585	0.5
1,341,483		4.000%, 11/20/2040	1,403,086	0.0
2,702,674		4.000%, 03/20/2046	2,789,820	0.1
1,897,546		4.500%, 08/20/2041	1,997,427	0.1
15,054		5.000%, 11/15/2035	16,182	0.0
25,729		5.000%, 11/15/2035	27,579	0.0
9,239		5.000%, 11/15/2035	9,745	0.0
10,077		5.000%, 11/15/2035	10,758	0.0
74,043		5.000%, 06/15/2037	78,812	0.0
46,988		5.000%, 03/15/2038	50,544	0.0
362,920		5.000%, 03/15/2038	390,004	0.0
10,950		5.000%, 06/15/2038	11,761	0.0
3,219		5.000%, 07/15/2038	3,401	0.0
4,572		5.000%, 09/15/2038	4,918	0.0
63,671		5.000%, 11/15/2038	68,490	0.0
60,889		5.000%, 11/15/2038	65,498	0.0
139,989		5.000%, 12/15/2038	150,472	0.0
18,926		5.000%, 12/15/2038	20,018	0.0
1,602,239		5.000%, 12/15/2038	1,722,489	0.0
1,705,953		5.000%, 01/15/2039	1,833,468	0.1
115,289		5.000%, 01/15/2039	122,565	0.0
215,040		5.000%, 01/15/2039	231,292	0.0
151,892		5.000%, 02/15/2039	163,337	0.0
183,515		5.000%, 02/15/2039	197,254	0.0
80,314		5.000%, 02/15/2039	86,393	0.0
203,260		5.000%, 03/15/2039	217,282	0.0
4,045		5.000%, 03/15/2039	4,344	0.0
133,472		5.000%, 03/15/2039	142,680	0.0
279,294		5.000%, 03/15/2039	300,255	0.0
168,969		5.000%, 04/15/2039	181,705	0.0
95,884		5.000%, 05/15/2039	103,041	0.0
277,147		5.000%, 05/15/2039	297,527	0.0
1,040		5.000%, 05/15/2039	1,104	0.0
143,938		5.000%, 07/15/2039	153,887	0.0
127,147		5.000%, 09/15/2039	136,469	0.0
15,903		5.000%, 11/15/2039	16,884	0.0
3,373		5.000%, 04/15/2040	3,627	0.0
24,816		5.000%, 06/15/2040	26,673	0.0
414,631		5.000%, 09/15/2040	444,548	0.0
48,340		5.000%, 09/15/2040	51,980	0.0
122,160		5.000%, 10/15/2040	131,385	0.0
127,111		5.000%, 05/15/2042	133,938	0.0
649,695		5.000%, 02/20/2043	693,779	0.0
2,215,962		5.140%, 10/20/2060	2,268,706	0.1
1,472,484		5.310%, 10/20/2060	1,504,771	0.0
576,297		5.500%, 03/20/2060	589,420	0.0
			55,194,978	1.4

	Total U.S. Government Agency Obligations
	(Cost $606,472,726)		601,823,121	15.4

ASSET-BACKED SECURITIES: 12.2%
		Automobile Asset-Backed Securities: 0.4%
1,700,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/2021	1,693,264	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/2019	3,528,764	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/2019	3,422,355	0.1
1,700,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,689,739	0.0
1,750,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,735,974	0.1
2,000,000	(1),(7)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	1,999,851	0.0
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,829,203	0.1
			15,899,150	0.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.2%
1,300,000		Home Equity Asset Trust 2005-2 M5, 2.967%, (US0001M + 1.095%), 07/25/2035	$1,315,622	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.787%, (US0001M + 0.915%), 03/25/2035	2,400,708	0.0
532,777		New Century Home Equity Loan Trust 2005-2 M3, 2.607%, (US0001M + 0.735%), 06/25/2035	534,138	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 2.752%, (US0001M + 0.880%), 08/25/2033	69,907	0.0
2,600,000	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,708,550	0.1
62,977		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.952%, (US0001M + 0.080%), 11/25/2036	27,208	0.0
3,623,504		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.042%, (US0001M + 0.170%), 07/25/2047	2,662,342	0.1
			9,718,475	0.2

		Other Asset-Backed Securities: 11.0%
4,157,846	(1),(4)	Ajax Mortgage Loan Trust 2016-C A, 4.000%, 10/25/2057	4,181,046	0.1
1,837,518	(1),(4)	Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/2057	1,831,889	0.0
6,860,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.722%, (US0003M + 2.000%), 10/15/2027	6,890,006	0.2
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 3.212%, (US0003M + 1.490%), 10/15/2028	4,108,164	0.1
2,534,646	(1),(3),(7)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,000,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/2045	2,122,436	0.1
2,200,000	(1)	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/2045	2,354,647	0.1
12,483,983	(1),(3),(7)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
4,670,000	(1)	Apidos CLO XI 2012-11A BR, 3.681%, (US0003M + 1.950%), 01/17/2028	4,686,742	0.1
4,200,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.581%, (US0003M + 1.850%), 04/17/2026	4,201,168	0.1
7,370,000	(1)	Apidos CLO XVII 2014-17A BR, 4.231%, (US0003M + 2.500%), 04/17/2026	7,373,184	0.2
5,370,000	(1)	Apidos Clo XXV 2016-25A A1, 3.205%, (US0003M + 1.460%), 10/20/2028	5,388,349	0.1
8,000,000	(1)	Ares XLVI CLO Ltd. 2017-46A A2, 2.939%, (US0003M + 1.230%), 01/15/2030	8,046,504	0.2
5,750,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.022%, (US0003M + 2.300%), 04/17/2026	5,752,035	0.1
1,950,000	(1)	Ares XXXII CLO Ltd. 2014-32A BR, 4.089%, (US0003M + 2.250%), 11/15/2025	1,953,763	0.0
3,000,000	(1)	Atrium XIII 13A C, 3.241%, (US0003M + 1.800%), 11/21/2030	3,015,900	0.1
4,280,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.095%, (US0003M + 2.350%), 04/25/2026	4,282,966	0.1
3,190,000	(1)	Babson CLO Ltd. 2014-3A C1R, 4.372%, (US0003M + 2.650%), 01/15/2026	3,206,397	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.095%, (US0003M + 1.350%), 07/20/2030	1,609,971	0.0
3,470,000	(1)	Barings CLO Ltd. 2017-1A A2, 3.084%, (US0003M + 1.350%), 07/18/2029	3,491,452	0.1
1,534,814		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.829%, 10/25/2036	1,545,565	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.972%, (US0003M + 1.250%), 07/15/2029	9,081,282	0.2
1,800,000	(1)	Birchwood Park CLO Ltd. 2014-1A C1R, 3.970%, (US0003M + 2.250%), 07/15/2026	1,800,468	0.0
2,910,000	(1)	Blue Hill CLO Ltd. 2013-1A C1R, 4.122%, (US0003M + 2.400%), 01/15/2026	2,910,390	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,850,000	(1)	BlueMountain CLO 2014-4A CR, 4.534%, (US0003M + 2.550%), 11/30/2026	$5,875,360	0.2
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.222%, (US0003M + 2.500%), 04/13/2027	5,106,605	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 3.175%, (US0003M + 1.430%), 10/20/2029	4,646,438	0.1
4,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	4,013,268	0.1
2,400,000	(1),(7)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2 0.000%, 04/17/2031	2,400,000	0.1
3,880,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.910%, (US0003M + 2.150%), 07/27/2026	3,881,959	0.1
8,630,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.045%, (US0003M + 1.300%), 04/20/2031	8,671,027	0.2
4,530,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.407%, (US0003M + 2.350%), 06/09/2030	4,551,286	0.1
3,950,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.995%, (US0003M + 2.250%), 07/23/2030	3,958,244	0.1
13,380,000	(1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.833%, (US0003M + 1.470%), 10/20/2028	13,430,028	0.3
6,440,000	(1)	Cent CLO 2014-22A A2AR, 3.744%, (US0003M + 1.950%), 11/07/2026	6,444,405	0.2
61,334		Chase Funding Trust Series 2002-4 2A1, 2.612%, (US0001M + 0.740%), 10/25/2032	60,963	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 2.472%, (US0001M + 0.600%), 07/25/2033	104,026	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 2.944%, (US0003M + 1.210%), 10/18/2030	3,778,166	0.1
2,000,000	(1)	CIFC Funding 2013-2A A3LR, 3.684%, (US0003M + 1.950%), 10/18/2030	2,016,750	0.1
3,550,000	(1)	CIFC Funding 2014-4A C1R, 4.381%, (US0003M + 2.650%), 10/17/2026	3,551,718	0.1
4,110,000	(1)	CIFC Funding 2016-1A A, 3.225%, (US0003M + 1.480%), 10/21/2028	4,132,120	0.1
612,556		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.042%, (US0001M + 0.170%), 06/25/2037	611,206	0.0
7,300,000		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.022%, (US0001M + 0.150%), 10/25/2036	6,500,950	0.2
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.932%, (US0003M + 1.210%), 10/15/2030	12,254,435	0.3
7,790,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.152%, (US0003M + 1.430%), 10/15/2028	7,834,107	0.2
3,090,000	(1)	Dryden Senior Loan Fund 2014-31A CR, 3.834%, (US0003M + 2.100%), 04/18/2026	3,078,895	0.1
2,330,000	(1)	Dryden Senior Loan Fund 2014-34A CR, 3.872%, (US0003M + 2.150%), 10/15/2026	2,338,262	0.1
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.072%, (US0003M + 1.350%), 04/15/2028	8,657,381	0.2
7,130,000	(1)	Dryden Senior Loan Fund 2017-47A C, 3.922%, (US0003M + 2.200%), 04/15/2028	7,181,586	0.2
6,800,000	(1)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.570%, (US0003M + 1.850%), 10/15/2027	6,811,458	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.039%, (US0003M + 1.200%), 08/15/2030	7,498,598	0.2
3,680,775	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,746,502	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 3.381%, (US0003M + 1.650%), 01/17/2026	$3,250,478	0.1
4,770,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.081%, (US0003M + 2.350%), 01/17/2026	4,771,560	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.961%, (US0003M + 1.220%), 07/24/2030	4,276,626	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 2.555%, (US0003M + 1.190%), 10/15/2030	2,110,219	0.1
1,800,000	(1)	Gilbert Park CLO Ltd. 2017-1A B, 2.965%, (US0003M + 1.600%), 10/15/2030	1,810,915	0.0
2,000,000	(1)	Gilbert Park CLO Ltd. 2017-1A C, 3.315%, (US0003M + 1.950%), 10/15/2030	2,006,006	0.1
135,068		GSAMP Trust 2007-FM1 A2A, 1.942%, (US0001M + 0.070%), 12/25/2036	71,401	0.0
3,612,539	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,585,092	0.1
2,900,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.958%, (US0001M + 3.150%), 06/17/2032	2,909,809	0.1
1,500,000	(1)	Jay Park CLO Ltd. 2016-1A B, 4.145%, (US0003M + 2.400%), 10/20/2027	1,506,771	0.0
4,300,000	(1),(6)	KKR CLO 21 A Ltd., 3.340%, (US0003M + 1.000%), 04/15/2031	4,300,000	0.1
10,000,000	(1)	LCM 26A A2 Ltd. 0.000%, 3.176%, (US0003M + 1.250%), 01/20/2031	10,074,360	0.3
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 3.145%, (US0003M + 1.400%), 10/20/2029	6,766,902	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.432%, (US0001M + 0.560%), 10/25/2034	57,192	0.0
4,450,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 3.945%, (US0003M + 2.200%), 07/23/2029	4,457,730	0.1
3,400,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR, 3.889%, (US0003M + 2.150%), 01/19/2025	3,401,737	0.1
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.960%, (US0003M + 2.200%), 01/27/2026	2,128,753	0.1
4,633,175	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/2042	4,599,852	0.1
1,600,000	(1)	Neuberger Berman Loan Advisers CLO 2017-26A C, 3.142%, (US0003M + 1.750%), 10/18/2030	1,600,698	0.0
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.065%, (US0003M + 1.320%), 03/17/2030	4,588,194	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.072%, (US0003M + 1.350%), 07/15/2029	3,021,927	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.097%, (US0003M + 1.375%), 07/15/2029	2,272,477	0.1
1,430,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.822%, (US0003M + 2.100%), 04/15/2026	1,430,123	0.0
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.089%, (US0003M + 1.350%), 07/19/2030	4,038,832	0.1
1,500,000	(1)	OHA Credit Partners XIV Ltd. 2017-14A C, 3.383%, (US0003M + 1.800%), 01/21/2030	1,493,316	0.0
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.249%, (US0003M + 1.410%), 08/15/2029	7,172,522	0.2
7,900,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 3.639%, (US0003M + 1.800%), 08/15/2029	7,924,830	0.2
2,340,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 3.981%, (US0003M + 2.250%), 10/17/2027	2,348,822	0.1
3,300,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 4.442%, (US0003M + 2.550%), 05/21/2029	3,324,113	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.015%, (US0003M + 1.270%), 07/20/2030	$1,380,486	0.0
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.095%, (US0003M + 1.350%), 07/20/2030	4,091,245	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.208%, (US0003M + 1.030%), 04/18/2031	2,999,952	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 4.522%, (US0003M + 2.800%), 10/15/2025	5,708,903	0.1
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	1,999,980	0.1
900,000	(1),(6)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	900,000	0.0
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 2.952%, (US0001M + 1.080%), 03/25/2035	2,517,396	0.1
1,564,106	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.135%, 01/25/2036	1,554,151	0.0
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,249,051	0.2
382,684		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	399,605	0.0
3,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,996,357	0.1
4,087,311	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	4,091,503	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 3.172%, (US0003M + 1.450%), 10/16/2028	10,243,268	0.3
4,200,000	(1)	Symphony CLO Ltd. 2016-18A B, 3.545%, (US0003M + 1.800%), 01/23/2028	4,221,743	0.1
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 4.222%, (US0003M + 2.500%), 07/14/2026	3,937,003	0.1
4,641,250	(1)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	4,676,112	0.1
827,525	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	849,208	0.0
3,750,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,729,578	0.1
2,200,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 3.945%, (US0003M + 2.200%), 10/20/2026	2,200,906	0.1
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.964%, (US0003M + 1.230%), 10/18/2030	2,418,761	0.1
2,570,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.034%, (US0003M + 2.300%), 04/18/2029	2,587,373	0.1
1,000,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 3.635%, (US0003M + 1.750%), 11/20/2030	1,000,140	0.0
12,650,000	(1)	THL Credit Wind River CLO Ltd. 2016-2A A, 3.273%, (US0003M + 1.500%), 11/01/2028	12,704,825	0.3
1,500,000	(1)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,478,069	0.0
6,300,000	(1)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	5,981,941	0.2
1,695,750	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,677,249	0.0
			428,866,129	11.0

		Student Loan Asset-Backed Securities: 0.6%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,214,379	0.0
2,005,014	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,997,707	0.0
2,812,028	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	2,795,678	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
951,362	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	$951,281	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,006,314	0.1
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,422,330	0.0
302,239	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	297,834	0.0
2,500,000	(1)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,416,158	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,091,198	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,191,459	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,054,507	0.1
			22,438,845	0.6

	Total Asset-Backed Securities
	(Cost $473,583,659)		476,922,599	12.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.7%
10,870,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	10,873,718	0.3
4,130,000		BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,206,532	0.1
41,680,307	(3)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.521%, 02/15/2050	4,187,054	0.1
22,800,000	(1),(3)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	950,623	0.0
1,230,906	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/2041	1,232,565	0.0
1,350,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	1,343,330	0.0
1,350,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	1,327,589	0.0
3,199,117	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	3,195,630	0.1
20,451,469	(3)	CD 2016-CD1 Mortgage Trust XA, 1.434%, 08/10/2049	1,782,454	0.1
2,010,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	1,998,165	0.1
3,520,000	(1)	CHT 2017-COSMO A Mortgage Trust, 2.707%, (US0001M + 0.930%), 11/15/2036	3,532,231	0.1
3,570,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/2050	3,559,812	0.1
35,924,253	(3)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.932%, 09/15/2050	2,445,691	0.1
18,019,932	(3)	COMM 2012-CR1 XA, 1.876%, 05/15/2045	1,116,636	0.0
14,965,080	(3)	COMM 2012-CR2 XA, 1.660%, 08/15/2045	866,712	0.0
26,529,567	(3)	COMM 2012-CR3 XA, 1.883%, 10/15/2045	1,846,670	0.1
65,166,000	(1),(3)	COMM 2012-CR4 XB, 0.596%, 10/15/2045	1,701,856	0.0
21,724,529	(3)	COMM 2012-CR5 XA, 1.557%, 12/10/2045	1,284,515	0.0
19,051,046	(1),(3)	COMM 2012-LC4 XA, 2.212%, 12/10/2044	1,134,019	0.0
86,386,224	(3)	COMM 2014-UBS2 XA, 1.352%, 03/10/2047	4,352,155	0.1
214,711,000	(1),(3)	COMM 2014-UBS2 XB, 0.139%, 03/10/2047	1,793,309	0.1
4,000,000		COMM 2015-PC1 C, 4.441%, 07/10/2050	3,775,580	0.1
910,000		COMM 2016-COR1 C, 4.394%, 10/10/2049	900,147	0.0
82,888,015	(3)	COMM 2016-CR28 XA, 0.541%, 02/10/2049	3,251,034	0.1
4,450,000	(1)	DBUBS 2011-LC2A D, 5.565%, 07/10/2044	4,596,840	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
25,318,104	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.374%, 02/25/2020	$2,343,806	0.1
20,760,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.279%, 08/25/2020	2,287,717	0.1
47,478,205	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.179%, 04/25/2021	1,437,089	0.0
84,529,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 1.984%, 05/25/2040	6,037,814	0.2
34,130,641	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.423%, 05/25/2022	1,632,250	0.0
36,470,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.873%, 05/25/2040	2,487,787	0.1
46,512,425	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.272%, 08/25/2022	2,131,195	0.1
22,000,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.662%, 06/25/2041	1,584,818	0.0
27,650,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.595%, 05/25/2041	1,905,209	0.1
15,700,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.792%, 12/25/2041	1,306,078	0.0
31,440,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/2042	3,482,819	0.1
36,940,456	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.547%, 10/25/2018	210,188	0.0
31,104,090	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.513%, 12/25/2018	205,869	0.0
48,036,086	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.503%, 03/25/2019	499,931	0.0
47,299,129	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.681%, 07/25/2019	663,120	0.0
57,288,282	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.335%, 11/25/2019	914,115	0.0
605,387,418	(1),(3)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,749,630	0.0
447,830,080	(1),(3)	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/2046	2,188,456	0.1
7,600,000	(1)	GS Mortgage Securities Trust 2010-C2 D, 5.183%, 12/10/2043	7,643,677	0.2
4,400,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,955,372	0.1
33,472,825	(3)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.220%, 05/10/2045	1,906,619	0.1
16,041,239	(3)	GS Mortgage Securities Trust 2013-GC16 XA, 1.388%, 11/10/2046	607,018	0.0
54,578,041	(3)	GS Mortgage Securities Trust 2014-GC22 XA, 1.014%, 06/10/2047	2,420,110	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
537,029	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.738%, 05/15/2041	$536,672	0.0
23,450,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/2047	338,777	0.0
1,224,536	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	1,214,587	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.346%, 06/12/2041	3,826,999	0.1
33,159,130	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	1,430,415	0.0
2,600,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.081%, 11/15/2045	2,527,469	0.1
30,067,423	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.126%, 01/15/2048	1,380,846	0.0
2,692,810	(3)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.160%, 10/15/2048	129,871	0.0
20,168,225	(3)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.326%, 07/15/2050	1,469,647	0.0
200,811	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.667%, 02/15/2040	200,058	0.0
2,723,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.767%, 02/15/2040	2,724,640	0.1
71,129		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	71,403	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	981,214	0.0
2,600,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	2,646,188	0.1
2,334,817	(1),(3)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.485%, 11/15/2038	6,969	0.0
12,198,414	(1),(3)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.485%, 11/15/2038	36,351	0.0
3,930,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.688%, 08/15/2045	3,960,619	0.1
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.462%, 02/15/2048	4,890,891	0.1
1,000,000	(1)	Morgan Stanley Capital I Trust 2005-T19 G, 5.589%, 06/12/2047	987,362	0.0
2,375,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.427%, 09/15/2047	2,473,536	0.1
3,325,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.427%, 09/15/2047	3,455,786	0.1
3,480,000	(1)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.627%, (US0001M + 0.850%), 11/15/2034	3,489,988	0.1
2,964,255	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	2,911,691	0.1
79,773,155	(3)	UBS Commercial Mortgage Trust 2017-C5, 1.034%, 11/15/2050	5,540,014	0.1
26,894,543	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.889%, 08/10/2049	1,845,485	0.1
32,583,210	(3)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.146%, 12/15/2047	1,766,417	0.0
21,689,008	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.849%, 08/15/2045	1,359,476	0.0
9,020,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.272%, 03/15/2045	6,922,353	0.2
14,180,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.272%, 03/15/2045	5,465,575	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
58,658,417	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.279%, 03/15/2048	$2,837,231	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $186,854,116)		184,284,084	4.7

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 18.1%
		Affiliated Investment Companies: 18.1%
9,127,598		Voya Emerging Markets Corporate Debt Fund - Class P	89,633,016	2.3
14,316,349		Voya Emerging Markets Hard Currency Debt Fund - Class P	138,009,603	3.6
8,825,812		Voya Emerging Markets Local Currency Debt Fund - Class P	70,871,270	1.8
2,451,862		Voya Floating Rate Fund Class P	24,175,359	0.6
13,982,232		Voya High Yield Bond Fund - Class P	110,459,630	2.8
13,000,062		Voya Investment Grade Credit Fund - Class P	137,800,661	3.5
13,229,243		Voya Securitized Credit Fund - Class P	136,128,915	3.5

	Total Mutual Funds
	(Cost $722,872,453)		707,078,454	18.1

PREFERRED STOCK: 0.0%
		Utilities: 0.0%
88,468	(2),(8),(9)	SCE Trust VI	2,002,915	0.0

	Total Preferred Stock
	(Cost $2,211,700)		2,002,915	0.0

	Total Long-Term Investments
	(Cost $4,047,001,279)		4,015,115,881	102.6

SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateral(10): 0.6%
1,069,160		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,069,367, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,090,597, due 04/19/18-09/09/49)	1,069,160	0.0
5,227,204		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $5,228,235, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,331,748, due 03/31/18-02/20/68)	5,227,204	0.1
5,227,204		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $5,228,338, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,331,748, due 11/15/42-05/15/43)	5,227,204	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(10) (continued)
5,227,204		NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $5,228,184, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $5,331,749, due 06/30/19-09/09/49)	$5,227,204	0.2
5,227,200		State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $5,228,403, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,350,444, due 04/15/19-02/15/47)	5,227,200	0.1
			21,977,972	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
6,204,000	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $6,204,000)	6,204,000	0.1

	Total Short-Term Investments
	(Cost $28,181,972)		28,181,972	0.7

	Total Investments in Securities (Cost $4,075,183,251)		$4,043,297,853	103.3
	Liabilities in Excess of Other Assets		(129,003,978)	(3.3)
	Net Assets		$3,914,293,875	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Settlement is on a when-issued or delayed-delivery basis.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Non-income producing security.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2018.

BRL	Brazilian Real
CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$707,078,454	$–	$–	$707,078,454
Preferred Stock	2,002,915	–	–	2,002,915
Corporate Bonds/Notes	–	1,171,003,641	–	1,171,003,641
Collateralized Mortgage Obligations	–	553,018,508	–	553,018,508
Municipal Bonds	–	2,114,867	–	2,114,867
U.S. Treasury Obligations	–	255,947,566	–	255,947,566
Asset-Backed Securities	–	472,522,748	4,399,851	476,922,599
U.S. Government Agency Obligations	–	601,823,121	–	601,823,121
Foreign Government Bonds	–	60,920,126	–	60,920,126
Commercial Mortgage-Backed Securities	–	184,284,084	–	184,284,084
Short-Term Investments	6,204,000	21,977,972	–	28,181,972
Total Investments, at fair value	$715,285,369	$3,323,612,633	$4,399,851	$4,043,297,853
Other Financial Instruments+
Centrally Cleared Swaps	–	13,086,572	–	13,086,572
Forward Foreign Currency Contracts	–	278,136	–	278,136
Forward Premium Swaptions	–	294,819	–	294,819
Futures	5,186,215	–	–	5,186,215
Total Assets	$720,471,584	$3,337,272,160	$4,399,851	$4,062,143,595
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(14,302,217)	$–	$(14,302,217)
Forward Foreign Currency Contracts	–	(1,330,519)	–	(1,330,519)
Futures	(5,446,893)	–	–	(5,446,893)
Total Liabilities	$(5,446,893)	$(15,632,736)	$–	$(21,079,629)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,929,629	$1,149,319	$-	$(2,445,932)	$89,633,016	$1,149,318	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,636,301	1,660,442	-	(4,287,140)	138,009,603	1,660,442	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	67,807,597	796,067	-	2,267,606	70,871,270	796,067	-	-
Voya Floating Rate Fund Class P	23,828,877	234,410	-	112,072	24,175,359	234,023	-	-
Voya High Yield Bond Fund - Class P	126,260,947	1,749,340	(15,414,648)	(2,136,009)	110,459,630	1,749,340	(414,649)	-
Voya Investment Grade Credit Fund - Class P	141,136,923	1,311,298	-	(4,647,560)	137,800,661	1,309,817	-	-
Voya Securitized Credit Fund - Class P	135,179,121	1,732,971	-	(783,177)	136,128,915	1,732,647	-	-
	$725,779,395	$8,633,847	$(15,414,648)	$(11,920,140)	$707,078,454	$8,631,654	$(414,649)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,229,000	CZK 127,961,101	Barclays Bank PLC	04/20/18	$25,365
USD 1,557,000	RUB 89,250,043	Barclays Bank PLC	04/20/18	2,621
USD 1,557,000	ZAR 18,398,368	Barclays Bank PLC	04/20/18	6,670
USD 2,336,000	PLN 7,995,794	Barclays Bank PLC	04/20/18	(404)
USD 1,557,000	TRY 6,218,333	Barclays Bank PLC	04/20/18	(11,092)
USD 6,066,999	RUB 352,694,046	Barclays Bank PLC	04/20/18	(75,522)
CZK 26,577,091	USD 1,289,297	Barclays Bank PLC	04/20/18	(823)
USD 3,448,000	HUF 884,306,740	Barclays Bank PLC	04/20/18	(39,122)
CZK 26,614,597	USD 1,289,297	Barclays Bank PLC	04/20/18	996
RUB 74,184,602	USD 1,289,297	Barclays Bank PLC	04/20/18	2,702
USD 1,557,000	CLP 947,200,950	Barclays Bank PLC	05/18/18	(11,557)
CLP 783,325,285	USD 1,289,297	Barclays Bank PLC	05/18/18	7,883
USD 2,140,173	CLP 1,304,649,666	Barclays Bank PLC	05/18/18	(20,316)
USD 2,304,690	COP 6,651,495,118	Barclays Bank PLC	05/18/18	(73,187)
USD 4,112,624	MXN 78,679,027	Barclays Bank PLC	05/18/18	(184,496)
USD 779,000	THB 24,177,589	Barclays Bank PLC	07/13/18	3,135
MYR 14,795,150	USD 3,786,831	Barclays Bank PLC	07/13/18	39,375
USD 779,000	MYR 3,041,605	Barclays Bank PLC	07/13/18	(7,596)
USD 3,596,385	IDR 50,194,746,125	Barclays Bank PLC	07/13/18	(30,888)
USD 582,728	PHP 30,666,070	Barclays Bank PLC	07/13/18	1,120
RUB 73,439,828	USD 1,289,297	BNP Paribas	04/20/18	(10,269)
RUB 74,371,045	USD 1,289,297	BNP Paribas	04/20/18	5,950
USD 5,381,160	PLN 18,453,741	BNP Paribas	04/20/18	(11,098)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,218,183	RON 12,181,537	BNP Paribas	04/20/18	$1,234
CLP 781,978,486	USD 1,289,297	BNP Paribas	05/18/18	5,653
PEN 8,359,802	USD 2,578,594	BNP Paribas	05/18/18	8,739
USD 2,541,191	CLP 1,548,601,449	BNP Paribas	05/18/18	(23,281)
USD 6,243,706	IDR 86,450,357,094	BNP Paribas	07/13/18	(3,542)
USD 3,883,983	RUB 225,086,922	Citibank N.A.	04/20/18	(36,132)
USD 4,582,469	RUB 266,372,025	Citibank N.A.	04/20/18	(56,668)
USD 533,623	RON 2,063,414	Citibank N.A.	04/20/18	(11,292)
USD 4,504,078	ZAR 56,586,342	Citibank N.A.	04/20/18	(264,144)
USD 3,028,717	TRY 11,701,978	Citibank N.A.	04/20/18	77,801
USD 2,725,000	MXN 50,956,383	Citibank N.A.	05/18/18	(58,025)
USD 5,096,656	PEN 16,689,000	Citibank N.A.	05/18/18	(68,539)
USD 2,336,000	COP 6,685,795,520	Citibank N.A.	05/18/18	(54,139)
USD 4,672,000	IDR 64,828,672,000	Citibank N.A.	07/13/18	(12,779)
USD 4,541,128	THB 142,019,697	Citibank N.A.	07/13/18	(16,317)
USD 1,168,000	RON 4,414,272	Goldman Sachs International	04/20/18	2,261
CZK 19,403,537	USD 916,134	Goldman Sachs International	04/20/18	24,562
CLP 783,929,772	USD 1,289,297	Goldman Sachs International	05/18/18	8,885
USD 5,197,801	BRL 17,204,720	Goldman Sachs International	05/18/18	5,834
USD 3,504,000	BRL 11,633,280	Goldman Sachs International	05/18/18	(6,641)
USD 2,148,678	MXN 40,712,384	Goldman Sachs International	05/18/18	(74,863)
USD 5,096,376	BRL 16,854,735	Goldman Sachs International	05/18/18	10,027
USD 5,157,522	MYR 20,214,909	Goldman Sachs International	07/13/18	(70,300)
CZK 26,527,415	USD 1,289,297	HSBC Bank USA N.A.	04/20/18	(3,231)
USD 3,970,998	PLN 13,782,743	HSBC Bank USA N.A.	04/20/18	(56,376)
USD 1,168,000	PEN 3,796,463	HSBC Bank USA N.A.	05/18/18	(6,994)
USD 4,597,006	BRL 15,247,811	HSBC Bank USA N.A.	05/18/18	(4,412)
USD 2,139,822	CLP 1,304,649,666	JPMorgan Chase Bank N.A.	05/18/18	(20,667)
USD 3,334,926	BRL 10,946,559	JPMorgan Chase Bank N.A.	05/18/18	31,520
CZK 26,474,283	USD 1,289,297	Morgan Stanley	04/20/18	(5,807)
SGD 1,301,140	USD 988,977	Morgan Stanley	07/13/18	5,803
				$(1,052,383)

At March 31, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,837	06/20/18	$222,535,328	$1,373,536
U.S. Treasury 2-Year Note	1,135	06/29/18	241,311,642	(19,809)
U.S. Treasury 5-Year Note	2,251	06/29/18	257,651,571	660,456
U.S. Treasury Ultra Long Bond	595	06/20/18	95,478,906	3,152,223
			$816,977,447	$5,166,406
Short Contracts
U.S. Treasury Long Bond	(2)	06/20/18	(293,250)	(5,691)
U.S. Treasury Ultra 10-Year Note	(2,938)	06/20/18	(381,526,844)	(5,421,393)
			$(381,820,094)	$(5,427,084)

At March 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 29, Version 1	Buy	(5.000)	06/20/23	EUR	126,450,000	$(15,786,217)	$(678,005)
						$(15,786,217)	$(678,005)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Sell	5.000	06/20/23	USD	190,010,000	11,462,923	769,286
						11,462,923	$769,286

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.592%	Semi-Annual	03/28/20	USD	254,844,000	$83,600	$83,600
Pay	3-month USD-LIBOR	Quarterly	2.603	Semi-Annual	03/28/20	USD	304,156,000	186,694	186,694
Pay	3-month USD-LIBOR	Quarterly	1.460	Semi-Annual	10/13/20	USD	225,664,000	(6,486,410)	(6,486,410)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	50,908,000	(2,627,700)	(2,627,700)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	29,003,000	(1,549,420)	(1,549,420)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	40,443,000	(2,072,314)	(2,072,314)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	444,148,000	5,720,337	5,720,337
Receive	3-month USD-LIBOR	Quarterly	2.865	Semi-Annual	03/28/20	USD	60,146,000	(477,688)	(477,688)
Receive	3-month USD-LIBOR	Quarterly	2.869	Semi-Annual	03/28/20	USD	50,394,000	(410,680)	(410,680)
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	112,415,000	4,484,927	4,484,927
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	35,916,000	1,841,728	1,841,728
								$(1,306,926)	$(1,306,926)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	88,010,000	$(4,708,535)	$137,258
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	88,010,000	(4,770,190)	54,792
Call on 5-year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	88,010,000	$(4,715,136)	$102,769
								$(14,193,861)	$294,819

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$278,136
Interest rate contracts	Forward premium swaptions	294,819
Interest rate contracts	Futures contracts	5,186,215
Interest rate contracts	Interest rate swaps	12,317,286
Credit contracts	Credit default swaps	769,286
Total Asset Derivatives		$18,845,742

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,330,519
Interest rate contracts	Futures contracts	5,446,893
Credit contracts	Credit default swaps	678,005
Interest rate contracts	Interest rate swaps	13,624,212
Total Liability Derivatives		$21,079,629

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$89,867	$21,576	$77,801	$51,569	$-	$31,520	$-	$5,803	$278,136
Forward premium swaptions	137,258	-	-	-	-	-	-	157,561	-	294,819
Total Assets	$137,258	$89,867	$21,576	$77,801	$51,569	$-	$31,520	$157,561	$5,803	$572,955

Liabilities:
Forward foreign currency contracts	$-	$455,003	$48,190	$578,035	$151,804	$71,013	$20,667	$-	$5,807	$1,330,519
Total Liabilities	$-	$455,003	$48,190	$578,035	$151,804	$71,013	$20,667	$-	$5,807	$1,330,519

Net OTC derivative instruments by counterparty, at fair value	$137,258	$(365,136)	$(26,614)	$(500,234)	$(100,235)	$(71,013)	$10,853	$157,561	$(4)	$(757,564)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$365,136	$-	$500,234	$-	$-	$-	$-	$-	$865,370

Net Exposure(1)(2)	$137,258	$-	$(26,614)	$-	$(100,235)	$(71,013)	$10,853	$157,561	$(4)	$107,806

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2018, the Portfolio had pledged $440,000 and $518,000 in cash collateral to Barclays Bank PLC and Citibank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,072,346,377.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$60,313,705
Gross Unrealized Depreciation	(96,137,164)

Net Unrealized Depreciation	$(35,823,459)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018